UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                    Date of reporting period: August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL       SECURITY NAME                                                   RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
US TREASURY SECURITIES: 98.65%
US TREASURY BONDS: 57.43%
$  1,360,232   US TREASURY BOND - INFLATION PROTECTED&                            1.25%     04/15/2014   $   1,360,232
   4,844,855   US TREASURY BOND - INFLATION PROTECTED&                            1.38      07/15/2018       4,691,941
   4,559,799   US TREASURY BOND - INFLATION PROTECTED&                            1.63      01/15/2018       4,509,924
   4,590,678   US TREASURY BOND - INFLATION PROTECTED&                            1.75      01/15/2028       4,279,375
   5,664,946   US TREASURY BOND - INFLATION PROTECTED&<<                          1.88      07/15/2015       5,735,758
   2,191,505   US TREASURY BOND - INFLATION PROTECTED&                            1.88      07/15/2019       2,212,050
   7,973,471   US TREASURY BOND - INFLATION PROTECTED&<<                          2.00      07/15/2014       8,135,428
   5,616,895   US TREASURY BOND - INFLATION PROTECTED&                            2.00      01/15/2016       5,715,190
   5,850,479   US TREASURY BOND - INFLATION PROTECTED&                            2.00      01/15/2026       5,684,103
   4,589,880   US TREASURY BOND - INFLATION PROTECTED&<<                          2.13      01/15/2019       4,724,707
   5,095,072   US TREASURY BOND - INFLATION PROTECTED&<<                          2.38      01/15/2017       5,316,391
   9,037,363   US TREASURY BOND - INFLATION PROTECTED&<<                          2.38      01/15/2025       9,235,055
   4,966,759   US TREASURY BOND - INFLATION PROTECTED&<<                          2.38      01/15/2027       5,086,269
   4,702,698   US TREASURY BOND - INFLATION PROTECTED&                            2.63      07/15/2017       5,003,963
   1,718,999   US TREASURY BOND - INFLATION PROTECTED&<<                          3.38      04/15/2032       2,064,411
   5,786,131   US TREASURY BOND - INFLATION PROTECTED&<<                          3.63      04/15/2028       6,974,094
   7,056,892   US TREASURY BOND - INFLATION PROTECTED&<<                          3.88      04/15/2029       8,845,377
                                                                                                            89,574,268
                                                                                                         -------------
US TREASURY NOTES: 41.22%
   4,743,884   US TREASURY NOTE - INFLATION PROTECTED&<<                          0.63      04/15/2013       4,669,760
   6,979,074   US TREASURY NOTE - INFLATION PROTECTED&<<                          1.63      01/15/2015       6,965,988
   7,420,059   US TREASURY NOTE - INFLATION PROTECTED&<<                          1.88      07/15/2013       7,547,595
   5,058,214   US TREASURY NOTE - INFLATION PROTECTED&<<                          2.00      04/15/2012       5,173,602
   8,303,276   US TREASURY NOTE - INFLATION PROTECTED&<<                          2.00      01/15/2014       8,458,963
   5,741,571   US TREASURY NOTE - INFLATION PROTECTED&                            2.38      04/15/2011       5,877,933
   6,273,031   US TREASURY NOTE - INFLATION PROTECTED&<<                          2.50      07/15/2016       6,590,603
   4,499,488   US TREASURY NOTE - INFLATION PROTECTED&<<                          2.50      01/15/2029       4,711,810
   7,927,373   US TREASURY NOTE - INFLATION PROTECTED&                            3.00      07/15/2012       8,326,215
   1,718,376   US TREASURY NOTE - INFLATION PROTECTED&                            3.38      01/15/2012       1,811,275
   3,995,614   US TREASURY NOTE - INFLATION PROTECTED&                            3.50      01/15/2011       4,147,959
                                                                                                            64,281,703
                                                                                                         -------------
TOTAL US TREASURY SECURITIES (COST $153,144,994)                                                           153,855,971
                                                                                                         -------------

SHARES
------
COLLATERAL FOR SECURITIES LENDING: 47.28%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.69%
   3,389,029   AIM STIT-LIQUID ASSETS PORTFOLIO                                                              3,389,029
   3,389,029   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                  3,389,029
   3,389,029   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                    3,389,029
   3,389,029   DWS MONEY MARKET SERIES INSTITUTIONAL                                                         3,389,029
                                                                                                            13,556,116
                                                                                                         -------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 38.59%
$  1,266,607   ABN AMRO BANK NV (CHICAGO)                                         0.26      09/18/2009       1,266,607
   1,329,937   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.45      09/08/2009       1,329,821
   1,026,978   AMSTEL FUNDING CORPORATION++(p)                                    1.78      09/22/2009       1,025,912
     513,489   ANTALIS US FUNDING CORPORATION++(p)                                0.27      09/30/2009         513,378
     855,815   ANTALIS US FUNDING CORPORATION++(p)                                0.28      09/08/2009         855,769
     301,247   ARABELLA FINANCE LLC++(p)                                          0.40      09/01/2009         301,247
     102,698   ARABELLA FINANCE LLC++(p)                                          0.71      09/04/2009         102,692
   2,327,818   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,327,832)       0.22      09/01/2009       2,327,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    590,513   BANK OF IRELAND                                                    0.35%     09/01/2009   $     590,513
     718,885   BANK OF IRELAND                                                    0.60      09/04/2009         718,885
   1,564,430   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
               $1,564,440)                                                        0.22      09/01/2009       1,564,430
   1,360,746   BNP PARIBAS (PARIS)                                                0.19      09/01/2009       1,360,746
   1,198,141   BRYANT BANK FUNDING LLC++(p)                                       0.25      09/02/2009       1,198,133
      37,656   CALCASIEU PARISH LA+/-ss                                           0.50      12/01/2027          37,656
   1,061,211   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.14      11/01/2026       1,061,211
     109,544   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.45      06/01/2028         109,544
     513,489   CALYON (NEW YORK)                                                  0.40      09/03/2009         513,494
     260,168   CALYON (NEW YORK)                                                  3.33      09/10/2009         260,366
   1,232,374   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.30      09/08/2009       1,232,302
     393,998   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00      02/25/2008           6,501
      90,802   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.50      10/01/2038          90,802
     171,163   COOK COUNTY il+/-ss                                                0.70      11/01/2030         171,163
   1,549,026   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $1,549,036)                                                  0.23      09/01/2009       1,549,026
   3,089,493   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $3,089,512)                                                  0.22      09/01/2009       3,089,493
   1,403,537   DANSKE BANK A/S COPENHAGEN                                         0.22      09/02/2009       1,403,537
     581,954   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.80      12/15/2037         581,954
   1,181,025   DEXIA BANK (GRAND CAYMAN)                                          0.21      09/01/2009       1,181,025
     128,372   DEXIA DELAWARE LLC                                                 0.26      09/01/2009         128,372
   1,369,305   EKSPORTFINANS ASA++                                                0.23      09/14/2009       1,369,191
     855,815   ERASMUS CAPITAL CORPORATION++(p)                                   0.28      09/10/2009         855,755
     522,184   FAIRWAY FINANCE CORPORATION++(p)                                   0.22      09/16/2009         522,136
   1,198,141   GDF SUEZ++                                                         0.22      09/21/2009       1,197,995
   1,204,303   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,204,310)             0.22      09/01/2009       1,204,303
     513,489   GOTHAM FUNDING CORPORATION++(p)                                    0.23      09/14/2009         513,447
     786,888   GRYPHON FUNDING LIMITED(a)(i)                                      0.00      08/23/2010         243,148
      56,484   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.65      11/01/2042          56,484
     277,284   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.30      05/15/2034         277,284
      97,905   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.35      07/01/2029          97,905
      68,465   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.37      01/01/2018          68,465
     941,397   INTESA SANPAOLO SPA                                                0.35      09/10/2009         941,427
     205,396   IRISH LIFE & PERMANENT plc++                                       0.54      09/04/2009         205,386
     205,396   IRISH LIFE & PERMANENT plc++                                       0.54      09/08/2009         205,374
     376,559   IRISH LIFE & PERMANENT plc++                                       0.58      09/01/2009         376,559
     342,326   IRISH LIFE & PERMANENT plc++                                       0.58      09/03/2009         342,315
   3,089,493   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,089,512)             0.22      09/01/2009       3,089,493
     102,698   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.37      04/15/2025         102,698
   1,360,746   KBC BANK NV BRUSSELS                                               0.22      09/01/2009       1,360,746
     513,489   KOCH RESOURCES LLC++                                               0.22      09/15/2009         513,445
     855,815   KOCH RESOURCES LLC++                                               0.24      09/02/2009         855,810
     855,815   MASSACHUSETTS HEFA+/-ss                                            0.30      10/01/2034         855,815
     136,930   MISSISSIPPI STATE GO+/-ss                                          0.65      11/01/2028         136,930
      99,275   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.14      02/01/2036          99,275
   2,567,446   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               US TREASURY SECURITIES (MATURITY VALUE $2,567,460)                 0.20      09/01/2009       2,567,446
     650,420   NATEXIS BANQUES POPULAIRES                                         0.24      09/01/2009         650,420
     316,652   NATEXIS BANQUES POPULAIRES                                         0.24      09/04/2009         316,645
     145,489   NATIONAL AUSTRALIA BANK+++/-                                       0.69      09/11/2009         145,508
     308,094   NATIXIS++                                                          0.24      09/02/2009         308,091
      68,465   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           1.80      01/01/2018          68,465
     167,569   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.34      01/01/2034         167,569
   1,369,305   RANGER FUNDING CORPORATION++(p)                                    0.22      09/21/2009       1,369,137
      48,816   REGENCY MARKETS #1 LLC++(p)                                        0.23      09/15/2009          48,811
   1,300,839   REGENCY MARKETS #1 LLC++(p)                                        0.25      09/17/2009       1,300,695
     308,094   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.30      09/03/2009         308,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    308,094   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.40%     09/10/2009   $     308,063
     855,815   ROYAL BANK OF SCOTLAND CT                                          0.27      09/14/2009         855,815
   1,198,141   SCALDIS CAPITAL LIMITED++(p)                                       0.31      09/16/2009       1,197,987
     513,489   SOCIETE GENERALE BANNON LLC                                        0.24      09/15/2009         513,489
     855,815   SOCIETE GENERALE NORTH AMERICA                                     0.24      09/10/2009         855,764
   1,369,305   SOLITAIRE FUNDING LLC++(p)                                         0.29      09/17/2009       1,369,128
   1,026,978   STARBIRD FUNDING CORPORATION++(p)                                  0.20      09/03/2009       1,026,967
     342,326   STARBIRD FUNDING CORPORATION++(p)                                  0.25      09/03/2009         342,321
     513,489   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.26      09/10/2009         513,456
     102,698   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.25      09/11/2009         102,691
   1,369,305   TULIP FUNDING CORPORATION++(p)                                     0.25      09/18/2009       1,369,143
     225,935   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.16      07/01/2032         225,935
     308,094   UBS AG (STAMFORD CT)                                               3.41      09/08/2009         308,283
   1,198,141   UNICREDITO ITALIANO (NEW YORK)                                     0.32      09/08/2009       1,198,141
     102,698   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.34      12/15/2040         102,698
     136,930   VERSAILLES CDS LLC++(p)                                            0.45      09/03/2009         136,927
      68,465   VERSAILLES CDS LLC++(p)                                            0.45      09/04/2009          68,463
     136,930   VERSAILLES CDS LLC++(p)                                            0.50      09/01/2009         136,930
     136,930   VERSAILLES CDS LLC++(p)                                            0.50      09/02/2009         136,929
     664,161   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.25      08/07/2008         305,514
     661,757   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.28      05/02/2008         304,408
   1,047,573   VICTORIA FUNDING LLC+++/-####(a)(i)                                0.35      04/30/2008         481,883
   1,009,862   WESTPAC SECURITIES NZ LIMITED++                                    0.22      09/14/2009       1,009,786
                                                                                                            60,185,379
                                                                                                         -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,773,875)                                                  73,741,495
                                                                                                         -------------

SHARES                                                                          YIELD
------                                                                        --------
SHORT-TERM INVESTMENTS: 1.82%
   2,829,760   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.22                       2,829,760
                                                                                                         -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,829,760)                                                               2,829,760
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $230,748,629)*                                              147.75%                             $ 230,427,226
OTHER ASSETS AND LIABILITIES, NET                                    (47.75)                               (74,470,872)
                                                                     ------                              -------------
TOTAL NET ASSETS                                                     100.00%                             $ 155,956,354
                                                                     ------                              -------------

& U.S. TREASURY INFLATION-PROTECTED SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,829,760.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $231,269,486 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 4,708,197
GROSS UNREALIZED DEPRECIATION                 (5,550,457)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)     ($842,260)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
AGENCY SECURITIES: 13.79%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.00%
$  3,610,427   FHLMC #1G0157+/-                                                   4.45%     03/01/2035   $   3,732,517
      10,306   FHLMC #410425+/-                                                   5.13      09/01/2026          10,524
       5,487   FHLMC #410464+/-                                                   5.13      11/01/2026           5,509
      63,102   FHLMC #606279+/-                                                   4.08      02/01/2015          63,791
      33,289   FHLMC #846367+/-                                                   4.21      04/01/2029          34,021
   1,012,753   FHLMC #A15838                                                      5.50      12/01/2033       1,061,116
   2,030,176   FHLMC #A16678                                                      5.50      12/01/2033       2,127,125
   7,360,263   FHLMC #E01653                                                      4.50      06/01/2019       7,712,870
     664,804   FHLMC #E90248                                                      6.00      06/01/2017         706,999
     600,099   FHLMC #E90573                                                      6.00      07/01/2017         638,187
                                                                                                            16,092,659
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 8.73%
      10,312   FNMA #342042+/-                                                    3.24      06/01/2025          10,429
         852   FNMA #344689+/-                                                    3.08      11/01/2025             869
      22,456   FNMA #344692+/-                                                    4.12      10/01/2025          22,092
      37,777   FNMA #347712+/-                                                    3.13      06/01/2026          38,250
   4,400,497   FNMA #386890                                                       3.99      04/01/2011       4,515,782
     223,550   FNMA #557072+/-                                                    2.61      06/01/2040         224,466
     729,639   FNMA #656566                                                       5.50      04/01/2018         768,880
   1,829,931   FNMA #678939                                                       5.50      02/01/2018       1,928,346
     268,832   FNMA #701350                                                       5.50      04/01/2018         283,291
   2,209,586   FNMA #725772                                                       5.00      09/01/2034       2,270,911
   1,351,484   FNMA #731996+/-                                                    3.75      09/01/2033       1,377,893
   1,365,837   FNMA #739757+/-                                                    3.77      08/01/2033       1,383,531
   1,191,578   FNMA #741458+/-                                                    3.92      10/01/2033       1,174,235
     454,939   FNMA #783245+/-                                                    2.41      04/01/2034         456,838
   1,385,142   FNMA #783251+/-                                                    2.41      04/01/2044       1,390,734
   5,125,318   FNMA #789463+/-                                                    3.27      06/01/2034       5,253,553
   2,836,026   FNMA #834933+/-                                                    5.04      07/01/2035       2,923,842
   5,000,000   FNMA #874331                                                       5.07      02/01/2037       5,275,705
   5,622,488   FNMA #880156                                                       5.50      02/01/2036       5,848,857
   3,151,677   FNMA #901922+/-                                                    5.76      10/01/2036       3,316,851
   1,101,077   FNMA #AA3274                                                       5.95      02/01/2039       1,147,808
   6,700,000   FNMA #AD0193                                                       5.28      09/01/2039       7,176,370
                                                                                                            46,789,533
                                                                                                         -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.06%
     118,437   GNMA #345066                                                       6.50      10/15/2023         126,206
      71,242   GNMA #346960                                                       6.50      12/15/2023          75,915
      73,430   GNMA #354692                                                       6.50      11/15/2023          78,246
     140,912   GNMA #361398                                                       6.50      01/15/2024         151,093
      87,244   GNMA #366641                                                       6.50      11/15/2023          92,966
      73,862   GNMA #473918                                                       7.00      04/15/2028          81,360
     411,101   GNMA #531436                                                       7.00      06/15/2042         422,498
       8,699   GNMA #531965                                                       7.72      12/15/2041           9,398
   3,027,202   GNMA #714610                                                       5.46      06/01/2049       3,026,899
   4,037,304   GNMA #721379                                                       5.65      06/01/2049       4,096,248
   2,009,383   GNMA #721557                                                       5.63      07/01/2049       2,008,981
     500,000   GNMA #721558                                                       5.46      07/01/2039         515,850
     328,332   GNMA #780626                                                       7.00      08/15/2027         354,726
                                                                                                            11,040,386
                                                                                                         -------------
TOTAL AGENCY SECURITIES (COST $71,824,766)                                                                  73,922,578
                                                                                                         -------------
ASSET BACKED SECURITIES: 6.24%
   2,935,849   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                6.60      02/25/2032       2,324,751

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$  3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS
               A6                                                                 6.27%     06/25/2037   $   2,947,208
   5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-           0.59      10/25/2025       4,848,859
   3,601,269   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS
               A6+/-                                                              5.83      07/25/2034       1,420,862
   1,460,968   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS
               A6+/-                                                              5.78      05/25/2037         529,006
   1,136,720   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-        0.50      12/15/2035         250,020
   2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                 4.64      06/15/2035       2,310,000
     400,623   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
               A1VN+/-                                                            0.49      08/25/2035         159,896
     964,879   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-         6.86      07/15/2029         919,979
     257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+++/-(i)                       0.61      04/25/2035         219,993
   2,391,069   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
               CLASS A1+/-                                                        0.54      01/20/2035       2,016,460
   1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-         0.57      07/20/2036         812,017
   2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-         1.42      11/20/2036       1,312,930
   3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-(i)          1.11      11/25/2036       1,727,860
   3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-              0.68      06/27/2025       2,730,096
   5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
               AIO(c)                                                             6.00      08/25/2011         431,900
   2,364,022   RAAC SERIES 2007-RP4 CLASS A+++/-(i)                               0.62      06/25/2037       1,214,811
   2,892,936   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+++/-                1.08      12/15/2032       2,687,287
   4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                   0.68      09/15/2020       3,761,364
   1,252,913   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+++/-               4.32      02/28/2036         199,329
   1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
               CLASS A+++/-(l)                                                    0.40      07/25/2037         647,677
TOTAL ASSET BACKED SECURITIES (COST $48,086,360)                                                            33,472,305
                                                                                                         -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.73%
   4,165,978   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-          0.48      06/25/2037       2,084,946
   4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2005-6 CLASS A4+/-                                                 5.35      09/10/2047       3,777,834
   3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
               2005-CD1 CLASS A4+/-                                               5.40      07/15/2044       3,289,069
   3,000,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
               2007-CD4 CLASS ASB                                                 5.28      12/11/2049       2,745,974
   1,531,403   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS
               3A1+/-                                                             2.40      08/25/2035         880,955
   1,456,540   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                   6.50      11/25/2034       1,295,410
   3,519,142   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+++/-              0.63      03/25/2035       2,479,289
   2,830,941   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+++/-                0.69      09/25/2035       1,875,121
   2,045,007   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                0.47      04/25/2036         981,060
   1,587,605   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2004-AR5 CLASS 10A1+/-                                      3.44      05/01/2034       1,107,613
   2,000,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
               CLASS AAB                                                          5.34      02/15/2040       1,872,438
   3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                        5.26      05/25/2020       3,422,210
   2,585,954   FHLMC SERIES 2416 CLASS PE                                         6.00      10/15/2021       2,727,730
     636,073   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20
               CLASS A6                                                           7.99      09/25/2029         634,380
   2,145,534   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
               CLASS 4A                                                           7.50      09/25/2043       2,402,998
     479,777   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                         7.00      12/25/2041         523,407
   2,286,524   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                        6.00      11/25/2034       2,371,555
   2,997,829   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                         6.00      02/25/2044       3,154,280
       6,786   FNMA SERIES 1988-5 CLASS Z                                         9.20      03/25/2018           7,221
   1,009,308   FNMA SERIES 2002-90 CLASS A2                                       6.50      11/25/2042       1,091,037
   2,096,278   FNMA SERIES 2003-86 CLASS PT                                       4.50      09/25/2018       2,202,353
   3,774,536   FNMA SERIES 2003-97 CLASS CA                                       5.00      10/25/2018       4,004,890
     783,693   FNMA SERIES 2003-W4 CLASS 3A                                       7.00      10/25/2042         854,960
     481,580   FNMA SERIES 2004-W1 CLASS 2A2                                      7.00      12/25/2033         525,374
   4,555,766   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                            6.25      05/25/2042       4,924,670
   2,637,627   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                          7.00      05/25/2044       2,877,488
   1,346,249   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                            7.50      06/25/2044       1,498,543
  10,661,020   GNMA SERIES 2003-38 CLASS JC+/-                                    7.00      08/16/2042      11,956,178
      57,604   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-        0.62      01/19/2035          28,049
   2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-LDP7 CLASS ASB+/-                                      6.07      04/15/2045       2,613,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    225,224   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
               CLASS 3A1+++/-(i)                                                  5.68%     04/25/2031   $     214,527
   3,313,000   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                          6.36      05/25/2037       1,564,566
   2,786,670   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                      0.59      05/25/2037         768,006
      38,916   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                      9.95      08/01/2017          42,383
   2,200,000   MERRILL LYNCH MORTGAGE TRUST+/-                                    5.76      08/12/2043       2,136,518
   2,234,852   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS
               A1+++/-                                                            6.50      10/25/2034       1,922,080
     870,654   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                       0.67      10/20/2027         757,093
     311,308   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
               SERIES 2003-P10A CLASS 1                                           4.52      02/10/2013         320,075
   1,083,809   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
               SERIES 2006-20H CLASS 1                                            5.70      08/01/2026       1,172,297
   2,678,856   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
               SERIES 2006-P10A CLASS 1                                           5.41      02/10/2016       2,826,667
   2,898,271   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
               CLASS A1+++/-                                                      0.55      05/25/2047       1,362,477
   4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16
               CLASS A4+/-                                                        4.85      10/15/2041       3,827,374
   3,251,759   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
               SERIES 2007-SL3 CLASS A1+++/-                                      6.12      03/23/2045       2,444,998
   1,118,552   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-AR6 CLASS 2A1A+/-                                             0.50      04/25/2045         702,076
   4,306,184   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-C3 CLASS A4+/-                                                2.63      07/25/2047       1,635,445
   2,658,049   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR13 CLASS 1A+/-                                              2.09      10/25/2046       1,040,097
   2,467,499   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR3 CLASS A1A+/-                                              2.21      02/25/2046       1,490,959
   1,818,367   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR4 CLASS DA+/-                                               2.18      06/25/2046         611,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $114,167,757)                                               95,049,957
                                                                                                         -------------
CORPORATE BONDS & NOTES: 27.17%
ADVERTISING: 0.09%
     545,000   LAMAR MEDIA CORPORATION<<                                          6.63      08/15/2015         487,775
                                                                                                         -------------
AGRICULTURAL SERVICES: 0.08%
     375,000   BUNGE LIMITED FINANCE CORPORATION<<                                8.50      06/15/2019         422,984
                                                                                                         -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.10%
     675,000   PHILLIPS-VAN HEUSEN                                                7.75      11/15/2023         527,016
                                                                                                         -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.48%
   2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                               5.85      03/01/2014       2,595,783
                                                                                                         -------------
BUSINESS SERVICES: 0.66%
   1,000,000   FISERV INCORPORATED                                                6.13      11/20/2012       1,086,120
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                                  4.88      01/15/2014         135,000
   2,120,000   THOMPSON CORPORATION                                               6.20      01/05/2012       2,298,250
                                                                                                             3,519,370
                                                                                                         -------------
CHEMICALS & ALLIED PRODUCTS: 0.41%
     794,000   OLIN CORPORATION                                                   6.75      06/15/2016         758,969
   1,500,000   VALSPAR CORPORATION                                                5.10      08/01/2015       1,438,359
                                                                                                             2,197,328
                                                                                                         -------------
COMMUNICATIONS: 0.21%
   1,000,000   COX COMMUNICATIONS INCORPORATED                                    4.63      01/15/2010       1,011,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COMMUNICATIONS (continued)
$    150,000   L-3 COMMUNICATIONS CORPORATION                                     6.38%     10/15/2015   $     141,375
                                                                                                             1,152,495
                                                                                                         -------------
DEPOSITORY INSTITUTIONS: 7.45%
   2,785,000   ASSOCIATED BANCORP                                                 6.75      08/15/2011       2,811,165
   2,100,000   BAC CAPITAL TRUST XIV+/-                                           5.63      12/31/2049       1,302,000
   6,839,000   BANK AMERICA CAPITAL III+/-                                        1.08      01/15/2027       3,537,459
   2,000,000   BB&T CAPITAL TRUST IV+/-                                           6.82      06/12/2049       1,660,000
   1,000,000   BNP PARIBAS CAPITAL TRUST+++/-                                     9.00      12/30/2049         930,000
   2,000,000   CHASE CAPITAL VI+/-                                                1.11      08/01/2028       1,278,136
   1,685,000   CITIGROUP INCORPORATED                                             6.13      11/21/2017       1,589,550
   4,000,000   CITY NATIONAL BANK                                                 6.75      09/01/2011       4,021,308
   1,978,000   COLONIAL BANK NA MONTGOMERY AL####                                 6.38      12/01/2015          19,780
     750,000   CORESTATES CAPITAL TRUST II+++/-                                   1.16      01/15/2027         420,633
   1,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+++/-                     5.63      12/31/2049         837,500
   2,500,000   EUROPEAN INVESTMENT BANK                                           3.13      06/04/2014       2,540,318
     500,000   FIRST CITIZENS BANCORP++(i)                                        6.80      04/01/2015         446,472
   2,100,000   HSBC CAPITAL FUNDING LP+++/-                                       4.61      12/29/2049       1,611,788
   1,000,000   JPMORGAN CHASE CAPITAL XVIII                                       6.95      08/17/2036         916,903
   2,600,000   KREDITANSTALT FUER WIEDERAUFBAU                                    4.88      06/17/2019       2,806,469
   2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                          1.58      04/01/2027       1,144,633
     500,000   NATIONAL CITY BANK CLEVELAND OH+/-                                 1.00      06/07/2017         399,895
     450,000   NTC CAPITAL TRUST SERIES A+/-                                      1.03      01/15/2027         246,227
   2,500,000   PNC FUNDING CORPORATION                                            7.50      11/01/2009       2,521,785
   1,300,000   RABOBANK NEDERLAND NV+++/-                                        11.00      12/29/2049       1,535,625
   3,820,000   ROYAL BANK OF SCOTLAND GROUP plc++                                 2.63      05/11/2012       3,874,511
   2,875,000   TCF NATIONAL BANK+/-                                               5.00      06/15/2014       2,145,546
   1,950,000   UBS PREFERRED  FUNDING TRUST V SERIES 1+/-                         6.24      05/15/2049       1,345,500
                                                                                                            39,943,203
                                                                                                         -------------
EDUCATIONAL SERVICES: 0.93%
   1,000,000   DARTMOUTH COLLEGE                                                  4.75      06/01/2019       1,036,260
   2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                              7.25      11/02/2049       2,898,133
   1,000,000   PEPPERDINE UNIVERSITY                                              5.45      08/01/2019       1,061,280
                                                                                                             4,995,673
                                                                                                         -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.63%
   1,000,000   CENTRAL MAINE POWER COMPANY++                                      5.70      06/01/2019       1,061,234
   1,000,000   CONNECTICUT LIGHT & POWER                                          5.38      03/01/2017       1,055,075
   1,600,000   DUKE ENERGY FIELD SERVICES LLC                                     7.88      08/16/2010       1,675,318
   2,270,993   GREAT RIVER ENERGY++                                               5.83      07/01/2017       2,368,578
     750,000   NGPL PIPECO LLC++                                                  6.51      12/15/2012         811,595
   1,365,000   PEOPLES ENERGY CORPORATION                                         6.90      01/15/2011       1,426,703
     375,000   QUICKSILVER RESOURCES INCORPORATED                                 7.75      08/01/2015         352,500
                                                                                                             8,751,003
                                                                                                         -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.08%
   1,330,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                6.40      12/15/2011       1,425,610
     250,000   JABIL CIRCUIT INCORPORATED                                         8.25      03/15/2018         246,250
   2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                          4.85      11/15/2010       2,464,883
     275,000   MOOG INCORPORATED                                                  6.25      01/15/2015         255,750
   1,634,856   TENASKA ALABAMA II PARTNERS LP++                                   7.00      06/30/2021       1,419,938
                                                                                                             5,812,431
                                                                                                         -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.06%
     325,000   VALMONT INDUSTRIES INCORPORATED<<                                  6.88      05/01/2014         323,375
                                                                                                         -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
FOOD & KINDRED PRODUCTS: 0.61%
$    700,000   KELLOGG COMPANY                                                    4.45%     05/30/2016   $     732,468
   1,600,000   KRAFT FOODS INCORPORATED                                           6.25      06/01/2012       1,759,424
     750,000   MCCORMICK & COMPANY                                                5.76      12/15/2017         797,792
                                                                                                             3,289,684
                                                                                                         -------------
FURNITURE & FIXTURES: 0.27%
   1,450,000   STEELCASE INCORPORATED                                             6.50      08/15/2011       1,469,487
                                                                                                         -------------
HEALTH SERVICES: 1.16%
   3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                          7.50      05/01/2031       3,991,107
   2,000,000   SCHERING-PLOUGH CORPORATION                                        6.00      09/15/2017       2,221,544
                                                                                                             6,212,651
                                                                                                         -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.22%
     400,000   LIBERTY PROPERTY LP<<                                              6.63      10/01/2017         368,943
   3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                           5.59      12/28/2020       2,354,449
   1,750,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                            7.25      07/15/2010       1,804,824
     250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                         6.30      02/15/2011         253,075
   2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                         6.57      02/15/2015       1,756,638
                                                                                                             6,537,929
                                                                                                         -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.48%
   1,100,000   ACTUANT CORPORATION                                                6.88      06/15/2017       1,017,500
   1,425,000   BLACK & DECKER                                                     5.75      11/15/2016       1,412,899
     150,000   SCIENTIFIC GAMES CORPORATION                                       6.25      12/15/2012         144,000
                                                                                                             2,574,399
                                                                                                         -------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.11%
   1,520,000   AEGON NV                                                           4.75      06/01/2013       1,475,736
   1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                6.50      06/14/2011       1,924,789
     475,000   METROPOLITAN LIFE GLOBAL FUNDING I++                               5.13      06/10/2014         494,990
   2,670,000   NLV FINANCIAL CORPORATION++                                        7.50      08/15/2033       2,034,118
                                                                                                             5,929,633
                                                                                                         -------------
INSURANCE CARRIERS: 3.70%
   2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                              8.25      11/15/2011       2,902,067
   1,385,000   LIBERTY MUTUAL++                                                   4.88      02/01/2010       1,360,375
     750,000   LINCOLN NATIONAL CORPORATION                                       6.20      12/15/2011         757,613
   1,700,000   METLIFE GLOBAL FUNDING++                                           5.13      11/09/2011       1,765,421
   4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                 8.25      09/15/2025       4,679,718
   2,730,000   MONUMENTAL GLOBAL FUNDING II++                                     4.63      03/15/2010       2,733,309
   1,900,000   NEW YORK LIFE GLOBAL FUNDING++                                     5.38      09/15/2013       1,977,455
   2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                  6.25      02/15/2012       2,246,047
   1,415,000   WR BERKLEY CORPORATION                                             5.13      09/30/2010       1,424,189
                                                                                                            19,846,194
                                                                                                         -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.10%
     589,000   BIO-RAD LABORATORIES INCORPORATED                                  6.13      12/15/2014         558,078
                                                                                                         -------------
MOTION PICTURES: 0.89%
   2,000,000   TIME WARNER INCORPORATED                                           6.75      04/15/2011       2,126,230
   1,500,000   TIME WARNER INCORPORATED                                           6.20      07/01/2013       1,620,923
     985,000   VIACOM INCORPORATED                                                7.70      07/30/2010       1,012,754
                                                                                                             4,759,907
                                                                                                         -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.71%
$  2,750,000   FORD MOTOR CREDIT COMPANY                                          7.38%     10/28/2009   $   2,750,228
   1,450,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                            0.85      05/05/2026       1,059,572
                                                                                                             3,809,800
                                                                                                         -------------
OIL & GAS EXTRACTION: 0.63%
   1,350,000   CHESAPEAKE ENERGY CORPORATION                                      7.50      06/15/2014       1,309,500
     650,000   EQT CORPORATION                                                    8.13      06/01/2019         730,217
     400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                       6.88      11/01/2014         366,000
     660,000   PARKER DRILLING COMPANY                                            9.63      10/01/2013         646,800
     340,000   RANGE RESOURCES CORPORATION                                        7.38      07/15/2013         336,600
                                                                                                             3,389,117
                                                                                                         -------------
PERSONAL SERVICES: 0.09%
     100,000   SERVICE CORPORATION INTERNATIONAL                                  7.88      02/01/2013          97,000
     400,000   SERVICE CORPORATION INTERNATIONAL<<                                7.38      10/01/2014         392,000
                                                                                                               489,000
                                                                                                         -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.22%
   1,000,000   CONOCOPHILLIPS                                                     4.60      01/15/2015       1,064,872
     100,000   TESORO CORPORATION                                                 6.63      11/01/2015          89,500
                                                                                                             1,154,372
                                                                                                         -------------
PRIMARY METAL INDUSTRIES: 0.10%
     175,000   CENTURY ALUMINUM COMPANY                                           7.50      08/15/2014         135,625
     100,000   INTERNATIONAL STEEL GROUP                                          6.50      04/15/2014         101,220
     295,000   STEEL DYNAMICS                                                     7.38      11/01/2012         289,838
                                                                                                               526,683
                                                                                                         -------------
RAILROAD TRANSPORTATION: 0.26%
   1,150,000   BURLINGTON NORTHERN SANTA FE CORPORATION                           8.13      04/15/2020       1,374,822
                                                                                                         -------------
REAL ESTATE: 0.27%
   1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                              5.08      08/01/2013       1,435,333
                                                                                                         -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.76%
     800,000   PROLOGIS TRUST                                                     5.25      11/15/2010         799,373
     500,000   REALTY INCOME CORPORATION                                          5.50      11/15/2015         466,902
   1,275,000   REALTY INCOME CORPORATION                                          6.75      08/15/2019       1,241,706
   1,500,000   SIMON PROPERTY GROUP LP                                            5.75      05/01/2012       1,573,154
                                                                                                             4,081,135
                                                                                                         -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.64%
   1,250,000   CHARLES SCHWAB CORPORATION                                         6.38      09/01/2017       1,357,824
   1,500,000   GOLDMAN SACHS CAPITAL II+/-                                        5.79      12/29/2049       1,080,000
     500,000   MERRILL LYNCH & COMPANY                                            6.05      08/15/2012         521,011
     500,000   MERRILL LYNCH & COMPANY                                            6.05      05/16/2016         487,242
                                                                                                             3,446,077
                                                                                                         -------------
TRANSPORTATION BY AIR: 0.49%
   2,506,104   FEDEX CORPORATION SERIES 97-B                                      7.52      01/15/2018       2,603,272
                                                                                                         -------------
TRANSPORTATION EQUIPMENT: 0.16%
     860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                              7.50      06/15/2011         842,800
                                                                                                         -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
$    300,000   STEWART ENTERPRISES                                                6.25%     02/15/2013   $     285,000
                                                                                                         -------------
WHOLESALE TRADE-DURABLE GOODS: 0.07%
     350,000   ACE HARDWARE CORPORATION++                                         9.13      06/01/2016         356,985
                                                                                                         -------------
TOTAL CORPORATE BONDS & NOTES (COST $155,685,677)                                                          145,700,794
                                                                                                         -------------
FOREIGN CORPORATE BONDS@: 1.30%
   2,000,000   BARCLAYS BANK plc+++/-                                             5.93      12/15/2016       1,380,000
   1,500,000   BP CAPITAL MARKETS PLC                                             3.63      05/08/2014       1,540,326
     200,000   ISPAT INLAND INCORPORATED                                          9.75      04/01/2014         208,451
   1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                               7.00      06/15/2011       1,173,702
   2,500,000   SABMILLER plc++                                                    6.20      07/01/2011       2,663,438
TOTAL FOREIGN CORPORATE BONDS (COST $7,336,680)                                                              6,965,917
                                                                                                         -------------
FOREIGN GOVERNMENT BONDS@: 1.87%
   1,650,000   COMMONWEALTH BANK OF AUSTRALIA<<++                                 2.50      12/10/2012       1,674,163
   1,625,000   PROVINCE OF ONTARIO CANADA                                         4.10      06/16/2014       1,706,304
   1,500,000   RABOBANK NEDERLAND++                                               4.20      05/13/2014       1,555,229
   1,625,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                      2.25      06/11/2012       1,640,442
   3,375,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                      3.38      05/05/2014       3,438,561
TOTAL FOREIGN GOVERNMENT BONDS (COST $9,710,605)                                                            10,014,699
                                                                                                         -------------
MUNICIPAL BONDS & NOTES: 11.48%
     825,000   CALIFORNIA STATE BUILD AMERICA BONDS (TAXABLE - VARIOUS
               PURPOSE)<<                                                         7.55      04/01/2039         888,129
   1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)             4.88      01/01/2015       1,055,540
   1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                 5.44      01/01/2024       1,018,400
   1,600,000   CITY OF EL PASO TX (OTHER REVENUE)                                 3.61      08/15/2014       1,618,672
   1,500,000   COMMONWEALTH OF MASSACHUSETTS                                      3.25      07/01/2014       1,519,245
   1,500,000   COUNTY OF CHEROKEE GA                                              5.87      08/01/2028       1,547,925
   1,000,000   DALLAS COUNTY HOSPITAL DISTRICT                                    4.45      08/15/2019       1,003,810
   2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                5.85      04/01/2037       2,734,550
   4,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
               REVENUE (FSA INSURED)                                              7.40      12/01/2025       4,391,290
   1,885,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
               (FGIC INSURED)                                                     4.73      01/15/2014       2,038,684
   1,020,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
               SERIES A-2 (SFMR)                                                  5.51      01/01/2039         984,014
   4,290,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
               SFMR SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)               5.41      07/01/2038       4,172,454
     440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.21      01/01/2014         467,623
     840,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.75      07/01/2037         834,322
     800,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J              5.92      07/01/2034         800,328
   2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                  4.80      07/01/2013       2,279,969
     800,000   MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT #28-KYRENE
               ELEMENTARY AZ                                                      5.38      07/01/2019         878,424
   1,595,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
               FINANCE SERIES H                                                   5.85      07/01/2036       1,633,535
   3,800,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
               FINANCE SERIES J                                                   6.13      07/01/2038       3,797,720
   1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
               EXCISE TAX REVENUE SERIES A                                        8.25      03/01/2035       1,314,855
   4,000,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
               REVENUE SERIES K                                                   5.97      03/01/2029       3,990,840
   2,120,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
               REVENUE SERIES O (GNMA/FNMA INSURED)                               5.47      09/01/2025       2,102,277
   2,355,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                5.84      04/01/2037       2,356,130
   1,780,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                           5.53      07/01/2037       1,762,823
   4,928,588   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
               INCORPORATED SERIES 2005-4 CLASS A5+/-ss(i)                        4.91      12/01/2040       4,864,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
MUNICIPAL BONDS & NOTES (continued)
$  1,300,000   UNIVERSITY OF MICHIGAN                                             5.59%     04/01/2021   $   1,368,380
     910,000   VIRGINIA PUBLIC BUILDING AUTHORITY VA                              4.95      08/01/2018         975,757
     635,000   VIRGINIA PUBLIC BUILDING AUTHORITY VA                              5.30      08/01/2021         680,225
   1,250,000   VIRGINIA RESOURCES AUTHORITY VA                                    4.71      11/01/2017       1,347,363
   1,495,000   WEST BEND JOINT SCHOOL DISTRICT #1                                 4.85      04/01/2017       1,562,395
   3,665,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
               OWNERSHIP REVENUE SERIES D                                         5.81      03/01/2037       3,683,985
   1,845,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
               OWNERSHIP REVENUE SERIES F                                         5.73      09/01/2037       1,863,635
TOTAL MUNICIPAL BONDS & NOTES (COST $60,456,291)                                                            61,537,816
                                                                                                         -------------
TERM LOANS: 0.72%
     414,555   ARAMARK CORPORATION TERM LOAN B                                    2.16      01/26/2014         388,384
      26,337   ARAMARK CORPORATION TERM LOAN C                                    2.16      01/26/2014          24,674
     630,000   BSC INTERNATIONAL HOLDING TERM LOAN+/-                             2.04      04/21/2011         606,375
   1,473,750   FLEXTRONICS INTERNATIONAL TERM LOAN                                2.54      10/01/2012       1,366,903
     372,761   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                2.04      12/20/2012         360,046
   1,097,654   OSHKOSH TRUCK CORPORATION TERM LOAN                                6.29      12/06/2013       1,092,166
TOTAL TERM LOANS (COST $4,007,666)                                                                           3,838,548
                                                                                                         -------------
US TREASURY SECURITIES: 11.52%
US TREASURY BONDS: 3.04%
   6,300,000   US TREASURY BOND<                                                 5.50      08/15/2028       7,416,284
   7,410,524   US TREASURY BOND - INFLATION PROTECTED<<&                          3.38      04/15/2032       8,899,580
                                                                                                            16,315,864
                                                                                                         -------------
US TREASURY NOTES: 8.48%
  33,825,000   US TREASURY NOTE<<                                                 2.63      07/31/2014      34,226,672
   5,125,000   US TREASURY NOTE<<                                                 3.13      05/15/2019       5,003,281
   5,950,774   US TREASURY NOTE - INFLATION PROTECTED<<&                          2.50      01/15/2029       6,231,579
                                                                                                            45,461,532
                                                                                                         -------------
TOTAL US TREASURY SECURITIES (COST $60,225,471)                                                             61,777,396
                                                                                                         -------------

SHARES
------
COLLATERAL FOR SECURITIES LENDING: 12.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.26%
   3,026,263   AIM STIT-LIQUID ASSETS PORTFOLIO                                                              3,026,263
   3,026,263   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                  3,026,263
   3,026,263   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                    3,026,263
   3,026,263   DWS MONEY MARKET SERIES INSTITUTIONAL                                                         3,026,263
                                                                                                            12,105,052
                                                                                                         -------------

                                                                              INTEREST
PRINCIPAL                                                                       RATE     MATURITY DATE
---------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.92%
$  1,131,028   ABN AMRO BANK NV (CHICAGO)                                         0.26      09/18/2009       1,131,028
   1,187,579   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.45      09/08/2009       1,187,475
     917,049   AMSTEL FUNDING CORPORATION++(p)                                    1.78      09/22/2009         916,097
     764,208   ANTALIS US FUNDING CORPORATION++(p)                                0.28      09/08/2009         764,166
     458,525   ANTALIS US FUNDING CORPORATION++(p)                                0.27      09/30/2009         458,425
     269,001   ARABELLA FINANCE LLC++(p)                                          0.40      09/01/2009         269,001
      91,705   ARABELLA FINANCE LLC++(p)                                          0.71      09/04/2009          91,700
   2,078,645   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,078,658)          0.22      09/01/2009       2,078,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    527,303   BANK OF IRELAND                                                    0.35%     09/01/2009   $     527,303
     641,935   BANK OF IRELAND                                                    0.60      09/04/2009         641,935
   1,396,972   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
               $1,396,981)                                                        0.22      09/01/2009       1,396,972
   1,215,090   BNP PARIBAS (PARIS)                                                0.19      09/01/2009       1,215,090
   1,069,891   BRYANT BANK FUNDING LLC++(p)                                       0.25      09/02/2009       1,069,884
      33,625   CALCASIEU PARISH LA+/-ss                                           0.50      12/01/2027          33,625
     947,618   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.14      11/01/2026         947,618
      97,819   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.45      06/01/2028          97,819
     458,525   CALYON (NEW YORK)                                                  0.40      09/03/2009         458,529
     232,319   CALYON (NEW YORK)                                                  3.33      09/10/2009         232,496
   1,100,459   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.30      09/08/2009       1,100,395
     191,828   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00      02/25/2008           3,165
      81,082   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.50      10/01/2038          81,082
     152,842   COOK COUNTY il+/-ss                                                0.70      11/01/2030         152,842
   1,383,216   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $1,383,225)                                                        0.23      09/01/2009       1,383,216
   2,758,790   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $2,758,807)                                                        0.22      09/01/2009       2,758,790
   1,253,301   DANSKE BANK A/S COPENHAGEN                                         0.22      09/02/2009       1,253,301
     519,661   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.80      12/15/2037         519,661
   1,054,607   DEXIA BANK (GRAND CAYMAN)                                          0.21      09/01/2009       1,054,607
     114,631   DEXIA DELAWARE LLC                                                 0.26      09/01/2009         114,631
   1,222,733   EKSPORTFINANS ASA++                                                0.23      09/14/2009       1,222,631
     764,208   ERASMUS CAPITAL CORPORATION++(p)                                   0.28      09/10/2009         764,154
     466,289   FAIRWAY FINANCE CORPORATION++(p)                                   0.22      09/16/2009         466,246
   1,069,891   GDF SUEZ++                                                         0.22      09/21/2009       1,069,760
   1,075,393   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,075,400)             0.22      09/01/2009       1,075,393
     458,525   GOTHAM FUNDING CORPORATION++(p)                                    0.23      09/14/2009         458,487
     383,117   GRYPHON FUNDING LIMITED(a)(i)                                      0.00      08/23/2010         118,383
      50,438   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.65      11/01/2042          50,438
     247,603   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.30      05/15/2034         247,603
      87,425   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.35      07/01/2029          87,425
      61,137   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.37      01/01/2018          61,137
     840,629   INTESA SANPAOLO SPA                                                0.35      09/10/2009         840,656
     336,251   IRISH LIFE & PERMANENT plc++                                       0.58      09/01/2009         336,251
     305,683   IRISH LIFE & PERMANENT plc++                                       0.58      09/03/2009         305,673
     183,410   IRISH LIFE & PERMANENT plc++                                       0.54      09/04/2009         183,402
     183,410   IRISH LIFE & PERMANENT plc++                                       0.54      09/08/2009         183,391
   2,758,790   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,758,807)             0.22      09/01/2009       2,758,790
      91,705   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.37      04/15/2025          91,705
   1,215,090   KBC BANK NV BRUSSELS                                               0.22      09/01/2009       1,215,090
     764,208   KOCH RESOURCES LLC++                                               0.24      09/02/2009         764,203
     458,525   KOCH RESOURCES LLC++                                               0.22      09/15/2009         458,485
     764,208   MASSACHUSETTS HEFA+/-ss                                            0.30      10/01/2034         764,208
     122,273   MISSISSIPPI STATE GO+/-ss                                          0.65      11/01/2028         122,273
      88,648   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.14      02/01/2036          88,648
   2,292,623   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               US TREASURY SECURITIES (MATURITY VALUE $2,292,636)                 0.20      09/01/2009       2,292,623
     580,798   NATEXIS BANQUES POPULAIRES                                         0.24      09/01/2009         580,798
     282,757   NATEXIS BANQUES POPULAIRES                                         0.24      09/04/2009         282,751
     129,915   NATIONAL AUSTRALIA BANK+++/-                                       0.69      09/11/2009         129,933
     275,115   NATIXIS++                                                          0.24      09/02/2009         275,113
      61,137   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           1.80      01/01/2018          61,137
     149,632   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.34      01/01/2034         149,632
   1,222,733   RANGER FUNDING CORPORATION++(p)                                    0.22      09/21/2009       1,222,583
      43,590   REGENCY MARKETS #1 LLC++(p)                                        0.23      09/15/2009          43,587
   1,161,596   REGENCY MARKETS #1 LLC++(p)                                        0.25      09/17/2009       1,161,467
     275,115   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.30      09/03/2009         275,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    275,115   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.40%     09/10/2009   $     275,087
     764,208   ROYAL BANK OF SCOTLAND CT                                          0.27      09/14/2009         764,208
   1,069,891   SCALDIS CAPITAL LIMITED++(p)                                       0.31      09/16/2009       1,069,753
     458,525   SOCIETE GENERALE BANNON LLC                                        0.24      09/15/2009         458,525
     764,208   SOCIETE GENERALE NORTH AMERICA                                     0.24      09/10/2009         764,162
   1,222,733   SOLITAIRE FUNDING LLC++(p)                                         0.29      09/17/2009       1,222,575
     917,049   STARBIRD FUNDING CORPORATION++(p)                                  0.20      09/03/2009         917,039
     305,683   STARBIRD FUNDING CORPORATION++(p)                                  0.25      09/03/2009         305,679
     458,525   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.26      09/10/2009         458,495
      91,705   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.25      09/11/2009          91,699
   1,222,733   TULIP FUNDING CORPORATION++(p)                                     0.25      09/18/2009       1,222,588
     201,751   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.16      07/01/2032         201,751
     275,115   UBS AG (STAMFORD CT)                                               3.41      09/08/2009         275,284
   1,069,891   UNICREDITO ITALIANO (NEW YORK)                                     0.32      09/08/2009       1,069,891
      91,705   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.34      12/15/2040          91,705
     122,273   VERSAILLES CDS LLC++(p)                                            0.50      09/01/2009         122,273
     122,273   VERSAILLES CDS LLC++(p)                                            0.50      09/02/2009         122,272
     122,273   VERSAILLES CDS LLC++(p)                                            0.45      09/03/2009         122,270
      61,137   VERSAILLES CDS LLC++(p)                                            0.45      09/04/2009          61,134
     510,039   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.35      04/30/2008         234,618
     322,194   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.28      05/02/2008         148,209
     323,365   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.25      08/07/2008         148,748
     901,765   WESTPAC SECURITIES NZ LIMITED++                                    0.22      09/14/2009         901,694
                                                                                                            53,198,323
                                                                                                         -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,667,733)                                                  65,303,375
                                                                                                         -------------

SHARES
------
SHORT-TERM INVESTMENTS: 7.60%
  40,750,842   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 40,750,842
                                                                                                         -------------
TOTAL SHORT-TERM INVESTMENTS (COST $40,750,842)                                                             40,750,842
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $638,919,848)*                                                            111.60%                  $ 598,334,227
OTHER ASSETS AND LIABILITIES, NET                                               (11.60)                    (62,177,642)
                                                                              --------                   -------------
TOTAL NET ASSETS                                                                100.00%                  $ 536,156,585
                                                                              --------                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTED SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $1,953,669.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,750,842.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $0 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                      $  11,687,779
GROSS UNREALIZED DEPRECIATION                                        (52,774,281)
                                                                   -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                          ($41,086,502)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
AGENCY SECURITIES: 21.32%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.97%
$  4,932,804   FHLMC #1B4052+/-                                                   4.66%     04/01/2038   $   5,097,294
   3,185,746   FHLMC #1G0052+/-                                                   4.77      02/01/2035       3,300,634
      96,492   FHLMC #786614+/-                                                   3.76      08/01/2025          98,026
      75,332   FHLMC #845151+/-                                                   3.01      06/01/2022          76,017
      11,246   FHLMC #846367+/-                                                   4.23      04/01/2029          11,493
   2,283,068   FHLMC #E02227                                                      6.00      11/01/2021       2,428,329
     735,364   FHLMC #E90573                                                      6.00      07/01/2017         782,037
   2,819,272   FHLMC #G11693                                                      5.00      05/15/2020       2,928,145
     860,259   FHLMC #G90030                                                      7.50      07/17/2017         914,545
                                                                                                            15,636,520
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.25%
     102,299   FNMA #155506+/-                                                    3.05      04/01/2022         102,789
     259,355   FNMA #190815+/-                                                    3.24      07/01/2017         254,509
     124,476   FNMA #253482                                                       8.50      10/01/2030         135,664
   1,693,134   FNMA #289517+/-                                                    2.63      04/01/2034       1,683,195
   4,030,711   FNMA #295541+/-                                                    4.30      10/01/2032       4,044,372
      28,617   FNMA #331866+/-                                                    3.80      12/01/2025          28,889
   2,153,369   FNMA #420263+/-                                                    2.90      10/01/2024       2,136,582
   1,931,978   FNMA #420264+/-                                                    2.95      07/01/2034       1,917,276
   3,302,253   FNMA #462209+/-                                                    5.81      04/01/2036       3,455,373
      15,928   FNMA #46698+/-                                                     3.82      12/01/2015          15,859
     809,629   FNMA #545927                                                       6.50      12/01/2015         862,576
   1,420,551   FNMA #631367                                                       5.50      02/01/2017       1,496,950
   1,778,047   FNMA #686043+/-                                                    2.78      07/01/2033       1,785,068
   1,078,816   FNMA #693015+/-                                                    4.08      06/01/2033       1,105,518
   4,298,054   FNMA #725802                                                       4.43      08/01/2034       4,475,238
     627,240   FNMA #732003+/-                                                    4.07      09/01/2033         622,589
   1,664,313   FNMA #734329+/-                                                    3.23      06/01/2033       1,713,448
   1,361,421   FNMA #735572                                                       5.00      04/01/2014       1,413,434
   2,241,925   FNMA #735977+/-                                                    4.69      08/01/2035       2,326,754
   2,260,696   FNMA #739757+/-                                                    3.02      08/01/2033       2,289,982
   1,734,830   FNMA #741447+/-                                                    4.03      10/01/2033       1,739,468
   1,945,926   FNMA #741454+/-                                                    3.87      10/01/2033       1,957,607
   2,990,447   FNMA #745649+/-                                                    4.55      11/01/2035       3,078,482
   1,292,346   FNMA #750805+/-                                                    4.56      11/25/2033       1,328,582
   2,030,497   FNMA #764265+/-                                                    4.24      05/01/2034       2,093,245
     887,254   FNMA #783249+/-                                                    2.41      04/01/2044         890,854
   3,475,055   FNMA #783251+/-                                                    2.41      04/01/2044       3,489,083
   6,406,651   FNMA #789463+/-                                                    3.27      06/01/2034       6,566,944
   1,379,837   FNMA #806504+/-                                                    2.41      10/01/2034       1,385,427
   1,424,828   FNMA #806505+/-                                                    2.41      10/01/2044       1,430,619
   2,717,115   FNMA #826179+/-                                                    4.69      07/01/2035       2,819,302
   2,836,026   FNMA #834933+/-                                                    5.04      07/01/2035       2,923,842
   1,986,440   FNMA #849014+/-                                                    5.50      01/01/2036       2,087,605
   1,250,000   FNMA #874245                                                       5.48      01/01/2011       1,280,036
   2,901,401   FNMA #936591+/-                                                    5.68      04/01/2037       3,052,644
                                                                                                            67,989,805
                                                                                                         -------------
SMALL BUSINESS ADMINISTRATION: 0.10%
      61,120   SBA #501224+/-                                                     6.50      06/25/2015          61,016
      11,979   SBA #502966+/-                                                     4.48      05/25/2015          12,066
      83,934   SBA #503405+/-                                                     3.63      05/25/2016          85,307
     232,207   SBA #503611+/-                                                     3.13      12/25/2021         235,556
                                                                                                               393,945
                                                                                                         -------------
TOTAL AGENCY SECURITIES (COST $82,193,977)                                                                  84,020,270
                                                                                                         -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
ASSET BACKED SECURITIES: 17.75%
$    108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
               2001-HE2 CLASS A1+/-                                               0.79%     06/15/2031   $      60,814
   3,889,153   BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS
               A4                                                                 5.17      12/20/2010       3,895,541
   1,767,809   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-       0.74      06/25/2012       1,766,892
     723,568   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A CLASS A2B+/-       1.42      12/27/2010         723,957
   3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                    0.31      10/15/2012       2,986,541
   2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-           0.59      10/25/2025       2,763,849
     928,920   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
               A1+/-                                                              1.07      03/25/2033         613,363
     208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
               A1+++/-(i)                                                         0.77      09/25/2032         149,622
     557,170   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
               A1+++/-(i)                                                         0.64      11/25/2033         440,284
     678,840   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
               1A1+++/-                                                           0.62      11/25/2036         440,133
     216,778   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS
               A+/-(i)                                                            0.64      12/15/2028         169,511
   1,477,941   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-       0.51      02/15/2035         578,029
   1,800,472   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-        0.52      09/20/2023         900,052
     165,160   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-(i)              0.48      01/25/2024          90,388
     738,476   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                 0.56      10/25/2034         306,868
   1,282,622   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                 0.43      10/25/2034         398,740
   3,307,490   FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-(i)              0.40      09/25/2029       1,673,004
   1,119,897   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-              0.52      01/20/2033         701,848
   3,017,888   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS
               A4L+++/-                                                           0.68      05/26/2020       2,994,047
   3,081,224   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS
               A3+++/-                                                            0.53      08/26/2019       2,703,774
     259,856   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS
               A+/-(i)                                                            0.73      07/25/2029         149,721
     143,781   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS
               A+/-(i)                                                            0.73      03/15/2035          78,367
   2,088,125   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                           0.62      01/25/2045       1,399,048
     572,564   GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                          0.38      05/25/2046         532,574
   1,793,302   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
               CLASS A1+/-                                                        0.56      01/20/2035       1,512,345
   2,677,952   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-         0.43      01/20/2036       2,271,412
   2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4              5.21      03/17/2014       2,627,357
   2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-              0.68      06/27/2025       1,669,783
      72,693   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
               CLASS A+/-(i)                                                      0.71      12/25/2033          42,013
   1,252,461   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3
               CLASS A2+/-                                                        0.78      10/20/2029       1,208,469
     730,605   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1
               CLASS A1+/-                                                        0.64      11/15/2031         547,076
   1,152,920   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-        0.34      03/15/2011       1,150,802
     313,206   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
               SERIES 2003-2 CLASS A+/-(i)                                        0.53      04/25/2016         178,504
   3,776,299   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
               A+++/-(i)                                                          0.96      02/25/2042       3,494,965
   4,657,605   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
               A+++/-(i)                                                          0.94      02/25/2042       4,327,847
   3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
               AIO(c)                                                             6.00      08/25/2011         323,925
   1,571,684   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-        0.77      12/25/2033       1,012,913
   1,886,259   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
               CLASS A6                                                           4.86      12/25/2032       1,354,553
   2,967,128   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                    1.02      06/25/2037       2,629,766
     622,235   SASC SERIES 2006-GEL3 CLASS A1+++/-                                0.39      07/25/2036         520,957
   1,610,935   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-(i)                   0.46      11/25/2035         770,921
   1,446,158   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                    5.43      04/16/2018       1,419,387
   2,500,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                   0.68      09/15/2020       2,350,852
      87,110   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3          5.41      08/12/2011          87,474
   3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS
               A+/-                                                               0.31      06/15/2012       2,961,659
   3,000,000   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+++/-           1.02      09/01/2019       2,959,236
     515,433   USXL FUNDING LLC SERIES 2006-1A CLASS A++                          5.38      04/15/2014         488,487
      68,655   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
               CLASS A+/-(l)                                                      0.70      12/25/2032          39,383
     541,989   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
               CLASS AII1+/-(l)                                                   0.53      07/02/2018         221,127
     679,733   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
               CLASS A+/-(l)                                                      0.49      06/25/2034         337,922
   3,669,041   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
               CLASS A+++/-(l)                                                    0.40      07/25/2037       1,295,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$  2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS
               A2+++/-                                                            0.30%     05/15/2014   $   2,482,531
   3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4           5.39      05/15/2013       3,120,299
TOTAL ASSET BACKED SECURITIES (COST $86,862,103)                                                            69,924,287
                                                                                                         -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.20%
   2,082,989   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-          0.48      06/25/2037       1,042,473
   2,624,526   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2005-1 CLASS A3                                                    4.88      11/10/2042       2,621,657
      57,797   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-     4.42      07/20/2032          54,543
     204,992   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-     5.50      02/25/2033         176,511
   1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
               CLASS A2                                                           4.74      09/11/2042       1,757,218
     993,925   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-     0.48      05/25/2035         519,547
   1,478,377   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS
               2A1B+/-                                                            2.52      07/20/2035         746,210
     798,993   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-     2.40      06/30/2035         459,629
   3,859,022   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS
               1A1+/-                                                             2.01      08/25/2046       1,718,459
   2,903,182   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS
               1A1+/-                                                             0.41      04/25/2047       1,393,418
   1,528,819   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                    5.23      04/25/2025         709,628
   1,476,940   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1                    5.65      12/29/2034         645,281
   2,383,280   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-(i)            0.67      11/25/2034       2,161,486
   1,988,244   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CP4 CLASS A4                                           6.18      12/15/2035       2,083,094
     244,459   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-AR17 CLASS 2A1+/-                                      0.47      12/19/2039         228,748
      72,580   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-AR2 CLASS 2A1+/-                                       4.99      02/25/2033          67,453
     895,210   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-           1.04      09/25/2033         708,374
     113,641   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS
               A7+/-                                                              0.52      05/25/2031          96,554
     293,803   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS
               A+/-                                                               0.55      09/25/2031         267,755
   1,607,009   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS
               3A                                                                 7.00      02/25/2043       1,760,679
   1,838,174   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS
               4A+/-                                                              5.08      02/25/2043       1,804,477
   2,774,166   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
               1A2                                                                7.00      03/25/2043       3,039,445
   2,241,823   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
               1A2                                                                7.00      07/25/2043       2,456,197
   2,681,917   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS
               4A                                                                 7.50      09/25/2043       3,003,747
   1,716,249   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS
               1A1+/-                                                             2.25      02/25/2045       1,628,543
     174,963   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS
               4A1+/-(i)                                                          6.58      11/19/2032         158,620
     532,009   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                        7.50      05/25/2042         592,193
     271,891   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                      0.49      09/26/2033         206,398
     656,461   FNMA SERIES 2002-90 CLASS A2                                       6.50      11/25/2042         709,618
   1,393,232   FNMA SERIES 2003-W4 CLASS 3A                                       7.00      10/25/2042       1,519,930
   1,446,904   FNMA SERIES 2004-W2 CLASS 2A2                                      7.00      02/25/2044       1,578,482
   2,940,739   FNMA SERIES 2007-88 CLASS HC+/-                                    5.25      09/25/2037       3,062,752
      37,091   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                        0.51      08/25/2031          25,526
     636,545   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                           7.50      08/25/2042         702,189
      86,982   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                       0.63      02/25/2033          69,588
   2,724,734   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
               CLASS A2                                                           4.71      05/10/2043       2,757,640
   3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
               CLASS A4+/-                                                        5.05      07/10/2045       2,952,875
   2,796,981   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2005-C1 CLASS A2                                                   4.47      05/10/2043       2,816,478
     286,207   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS
               A2+/-(i)                                                           0.83      03/25/2027         183,066
   3,324,870   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS
               A2+/-                                                              0.42      02/25/2036       1,091,616
   2,136,349   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS
               A1A+/-                                                             0.56      02/25/2036         977,699
   1,309,521   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2003-C2 CLASS A2                                                   4.02      01/05/2036       1,322,559
   5,716,485   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-             0.67      10/25/2034       4,400,315
   3,670,525   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+++/-           0.62      03/25/2035       2,573,303
   3,488,226   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+++/-           0.62      09/25/2035       2,237,521
   1,286,250   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-              0.57      03/25/2035         934,067
   1,440,090   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-        0.62      01/19/2035         701,226

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    531,881   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-(i)                   0.49%     09/16/2035   $     395,747
   2,131,748   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                          6.41      05/25/2037       1,006,719
     696,668   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                      0.59      05/25/2037         192,002
     493,275   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
               CLASS 2A2+/-                                                       2.73      02/25/2033         381,946
     902,417   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS
               2A2+/-                                                             1.21      03/25/2028         742,862
     945,191   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS
               A1+/-                                                              0.61      04/25/2028         805,527
     700,264   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS
               A1+/-                                                              0.50      04/25/2029         609,524
   1,223,952   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
               A3+/-                                                              3.34      03/25/2033       1,067,480
     925,749   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
               SERIES 2003-1 CLASS A+/-(i)                                        0.81      11/25/2015         558,068
     383,495   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-           1.11      02/25/2033         258,507
     218,258   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2002-HS3 CLASS 2A+/-                                               0.61      08/25/2032          99,905
     272,522   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2003-HS1 CLASS AII+/-                                              0.56      12/25/2032         153,918
     558,052   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2004-HS3 CLASS A+/-                                                0.53      09/25/2029         170,026
   1,451,090   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                       0.67      10/20/2027       1,261,822
     436,431   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                   0.93      06/20/2033         328,349
   1,264,408   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                   0.59      12/20/2033         974,254
     563,144   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                         0.63      10/19/2026         443,214
   2,722,494   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
               SERIES 1999-20B CLASS 1                                            5.95      02/01/2019       2,902,976
      62,752   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
               SERIES 2000-10C CLASS 1                                            7.88      05/01/2010          63,942
     546,445   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
               2A1+/-                                                             3.38      03/25/2033         499,862
   1,107,323   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
               CLASS A+++/-                                                       0.62      11/30/2034         872,925
     916,546   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
               CLASS A+/-                                                         0.62      09/25/2025         769,443
   3,312,439   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
               CLASS 1A1++                                                        6.00      11/25/2036       2,584,280
     763,415   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
               CLASS A1+++/-                                                      0.52      08/25/2046         436,979
   2,073,966   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
               CLASS A1+++/-                                                      0.52      05/25/2047         974,971
   2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20
               CLASS A4+/-                                                        5.29      07/15/2042       2,515,107
     586,081   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2003-AR1 CLASS A6+/-                                               3.77      03/25/2033         511,979
   1,988,494   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-AR1 CLASS A1A+/-                                              0.59      01/25/2035       1,211,838
     791,991   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-AR6 CLASS 2A1A+/-                                             0.50      04/25/2035         497,105
   2,153,092   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2005-C3 CLASS A4+/-                                                2.63      07/25/2047         817,723
   4,192,094   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR11 CLASS 3A1A+/-                                            2.13      09/25/2046       1,667,122
   1,656,613   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR3 CLASS A1A+/-                                              2.21      02/25/2046       1,000,990
   1,835,672   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR4 CLASS DA+/-                                               2.18      06/25/2046         617,428
   2,986,013   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR5 CLASS 5A+/-                                               2.20      06/25/2046       1,311,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $122,691,752)                                               91,431,144
                                                                                                         -------------
CORPORATE BONDS & NOTES: 11.52%
COMMUNICATIONS: 0.33%
   1,250,000   VERIZON WIRELESS CAPITAL LLC++                                     3.75      05/20/2011       1,290,716
                                                                                                         -------------
DEPOSITORY INSTITUTIONS: 4.02%
   4,750,000   AMERICAN EXPRESS BANK FSB+/-                                       1.13      12/10/2010       4,799,970
   1,250,000   BB&T CORPORATION<<                                                 3.85      07/27/2012       1,280,451
   1,250,000   DEXIA CREDIT LOCAL++                                               2.38      09/23/2011       1,266,319
   3,000,000   GMAC LLC                                                           2.20      12/19/2012       3,023,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
------------   ------------------------------------------------------------   --------   -------------   -------------
DEPOSITORY INSTITUTIONS (continued)
$  1,750,000   REGIONS BANK RF+/-                                                 1.30%     12/10/2010   $   1,767,848
   1,500,000   SOVEREIGN BANK+/-                                                  2.19      08/01/2013       1,426,452
   2,250,000   SUNTRUST BANK ATLANTA GA STI+/-                                    1.27      12/16/2010       2,272,460
                                                                                                            15,836,705
                                                                                                         -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.45%
   1,700,000  DUKE ENERGY FIELD SERVICES LLC                                      7.88      08/16/2010       1,780,026
                                                                                                         -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.58%
   2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                4.75      08/15/2010       2,287,917
                                                                                                         -------------
FOOD & KINDRED PRODUCTS: 0.87%
   3,450,000   GENERAL MILLS INCORPORATED+/-                                      0.64      01/22/2010       3,449,800
                                                                                                         -------------
GENERAL MERCHANDISE STORES: 0.51%
   2,000,000   CVS CAREMARK CORPORATION+/-                                        0.97      06/01/2010       1,996,294
                                                                                                         -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.13%
     500,000   HEWLETT-PACKARD CORPORATION                                        2.95      08/15/2012         511,814
                                                                                                         -------------
INSURANCE CARRIERS: 1.20%
   2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                       0.80      09/15/2009       2,839,097
   2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+++/-                            0.88      03/15/2012       1,900,992
                                                                                                             4,740,089
                                                                                                         -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.03%
   2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                  1.66      05/27/2010       2,146,874
   2,750,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                            0.93      06/08/2012       2,778,512
   3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                               2.63      12/28/2012       3,068,520
                                                                                                             7,993,906
                                                                                                         -------------
PHARMACEUTICALS: 0.27%
   1,000,000  PFIZER INCORPORATED<<                                              4.45       03/15/2012       1,059,247
                                                                                                         -------------
REAL ESTATE: 0.50%
   1,950,000  DUKE-WEEKS REALTY                                                  7.75       11/15/2009       1,954,705
                                                                                                         -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.63%
   2,500,000  PROLOGIS TRUST                                                     5.25       11/15/2010       2,498,034
                                                                                                         -------------
TOTAL CORPORATE BONDS & NOTES (COST $45,178,016)                                                            45,399,253
                                                                                                         -------------
FOREIGN GOVERNMENT BONDS@: 0.84%
   2,000,000  COMMONWEALTH BANK OF AUSTRALIA<<++                                 2.50       12/10/2012       2,029,288
   1,250,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                      2.25       06/11/2012       1,261,879
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,239,731)                                                             3,291,167
                                                                                                         -------------
LOAN PARTICIPATION: 0.47%
     618,604  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                    1.38       10/15/2020         616,748
     705,835  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-              0.98       06/25/2016         677,883
     576,201  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP
                  SERIES D#66                                                    5.37       09/08/2019         554,421
TOTAL LOAN PARTICIPATION (COST $1,901,949)                                                                   1,849,052
                                                                                                         -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
------------   ------------------------------------------------------------   --------   -------------   -------------
MUNICIPAL BONDS & NOTES: 4.29%
$  3,750,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
               REVENUE SERIES VIII-A2+/-ss(i)                                     0.21%     12/01/2032   $   3,750,000
   1,250,000   MILWAUKEE AREA TECHNICAL COLLEGE DISTRICT (EDUCATIONAL
               FACILITIES REVENUE)                                                1.85      12/01/2009       1,253,163
   1,605,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                    5.24      07/01/2011       1,638,448
   1,070,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
               GNMA INSURED)                                                      5.57      09/01/2016       1,074,869
   1,455,000   OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)              5.84      09/01/2016       1,455,000
   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
               INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##           2.40      06/30/2010       2,941,050
   1,470,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                     6.04      10/01/2030       1,473,631
   3,340,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
               MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)                                             5.50      07/01/2026       3,316,086
TOTAL MUNICIPAL BONDS & NOTES (COST $16,809,177)                                                            16,902,247
                                                                                                         -------------

   SHARES
-----------
COLLATERAL FOR SECURITIES LENDING: 2.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.38%
     373,303   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                373,303
     373,303   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                    373,303
     373,303   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                      373,303
     373,303   DWS MONEY MARKET SERIES INSTITUTIONAL                                                           373,303
                                                                                                             1,493,212
                                                                                                         -------------

  PRINCIPAL
-----------

COLLATERAL INVESTED IN OTHER ASSETS: 1.80%
$    139,517   ABN AMRO BANK NV (CHICAGO)                                         0.26      09/18/2009         139,517
     146,493   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.45      09/08/2009         146,480
     113,122   AMSTEL FUNDING CORPORATION++(p)                                    1.78      09/22/2009         113,005
      94,268   ANTALIS US FUNDING CORPORATION++(p)                                0.28      09/08/2009          94,263
      56,561   ANTALIS US FUNDING CORPORATION++(p)                                0.27      09/30/2009          56,549
      33,183   ARABELLA FINANCE LLC++(p)                                          0.40      09/01/2009          33,183
      11,312   ARABELLA FINANCE LLC++(p)                                          0.71      09/04/2009          11,312
     256,410   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $256,412)               0.22      09/01/2009         256,410
      65,045   BANK OF IRELAND                                                    0.35      09/01/2009          65,045
      79,186   BANK OF IRELAND                                                    0.60      09/04/2009          79,186
     172,323   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
               $172,324)                                                          0.22      09/01/2009         172,323
     149,887   BNP PARIBAS (PARIS)                                                0.19      09/01/2009         149,887
     131,976   BRYANT BANK FUNDING LLC++(p)                                       0.25      09/02/2009         131,975
       4,148   CALCASIEU PARISH LA+/-ss                                           0.50      12/01/2027           4,148
     116,893   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.14      11/01/2026         116,893
      12,066   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.45      06/01/2028          12,066
      56,561   CALYON (NEW YORK)                                                  0.40      09/03/2009          56,562
      28,658   CALYON (NEW YORK)                                                  3.33      09/10/2009          28,679
     135,747   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.30      09/08/2009         135,739
     183,743   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00      02/25/2008           3,032
      10,002   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.50      10/01/2038          10,002
      18,854   COOK COUNTY il+/-ss                                                0.70      11/01/2030          18,854
     170,626   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $170,627)                                                          0.23      09/01/2009         170,626
     340,309   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $340,311)                                                          0.22      09/01/2009         340,309
     154,600   DANSKE BANK A/S COPENHAGEN                                         0.22      09/02/2009         154,600
      64,103   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.80      12/15/2037          64,103

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
------------   -------------------------------------------------------------  --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    130,090   DEXIA BANK (GRAND CAYMAN)                                          0.21%     09/01/2009   $     130,090
      14,140   DEXIA DELAWARE LLC                                                 0.26      09/01/2009          14,140
     150,830   EKSPORTFINANS ASA++                                                0.23      09/14/2009         150,817
      94,268   ERASMUS CAPITAL CORPORATION++(p)                                   0.28      09/10/2009          94,262
      57,519   FAIRWAY FINANCE CORPORATION++(p)                                   0.22      09/16/2009          57,514
     131,976   GDF SUEZ++                                                         0.22      09/21/2009         131,960
     132,655   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $132,656)               0.22      09/01/2009         132,655
      56,561   GOTHAM FUNDING CORPORATION++(p)                                    0.23      09/14/2009          56,556
     366,969   GRYPHON FUNDING LIMITED(a)(i)                                      0.00      08/23/2010         113,393
       6,222   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.65      11/01/2042           6,222
      30,543   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.30      05/15/2034          30,543
      10,784   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.35      07/01/2029          10,784
       7,541   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.37      01/01/2018           7,541
     103,695   INTESA SANPAOLO SPA                                                0.35      09/10/2009         103,699
      41,478   IRISH LIFE & PERMANENT plc++                                       0.58      09/01/2009          41,478
      37,707   IRISH LIFE & PERMANENT plc++                                       0.58      09/03/2009          37,706
      22,624   IRISH LIFE & PERMANENT plc++                                       0.54      09/04/2009          22,623
      22,624   IRISH LIFE & PERMANENT plc++                                       0.54      09/08/2009          22,622
     340,309   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $340,311)               0.22      09/01/2009         340,309
      11,312   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.37      04/15/2025          11,312
     149,887   KBC BANK NV BRUSSELS                                               0.22      09/01/2009         149,887
      94,268   KOCH RESOURCES LLC++                                               0.24      09/02/2009          94,268
      56,561   KOCH RESOURCES LLC++                                               0.22      09/15/2009          56,556
      94,268   MASSACHUSETTS HEFA+/-ss                                            0.30      10/01/2034          94,268
      15,083   MISSISSIPPI STATE GO+/-ss                                          0.65      11/01/2028          15,083
      10,935   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.14      02/01/2036          10,935
     282,805   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               US TREASURY SECURITIES (MATURITY VALUE $282,807)                   0.20      09/01/2009         282,805
      71,644   NATEXIS BANQUES POPULAIRES                                         0.24      09/01/2009          71,644
      34,879   NATEXIS BANQUES POPULAIRES                                         0.24      09/04/2009          34,879
      16,026   NATIONAL AUSTRALIA BANK+++/-                                       0.69      09/11/2009          16,028
      33,937   NATIXIS++                                                          0.24      09/02/2009          33,936
       7,541   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           1.80      01/01/2018           7,541
      18,458   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.34      01/01/2034          18,458
     150,830   RANGER FUNDING CORPORATION++(p)                                    0.22      09/21/2009         150,811
       5,377   REGENCY MARKETS #1 LLC++(p)                                        0.23      09/15/2009           5,377
     143,288   REGENCY MARKETS #1 LLC++(p)                                        0.25      09/17/2009         143,272
      33,937   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.30      09/03/2009          33,936
      33,937   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.40      09/10/2009          33,933
      94,268   ROYAL BANK OF SCOTLAND CT                                          0.27      09/14/2009          94,268
     131,976   SCALDIS CAPITAL LIMITED++(p)                                       0.31      09/16/2009         131,959
      56,561   SOCIETE GENERALE BANNON LLC                                        0.24      09/15/2009          56,561
      94,268   SOCIETE GENERALE NORTH AMERICA                                     0.24      09/10/2009          94,263
     150,830   SOLITAIRE FUNDING LLC++(p)                                         0.29      09/17/2009         150,810
     113,122   STARBIRD FUNDING CORPORATION(p)                                    0.20      09/03/2009         113,121
      37,707   STARBIRD FUNDING CORPORATION(p)                                    0.25      09/03/2009          37,707
      56,561   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.26      09/10/2009          56,557
      11,312   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.25      09/11/2009          11,311
     150,830   TULIP FUNDING CORPORATION++(p)                                     0.25      09/18/2009         150,812
      24,887   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.16      07/01/2032          24,887
      33,937   UBS AG (STAMFORD CT)                                               3.41      09/08/2009          33,957
     131,976   UNICREDITO ITALIANO (NEW YORK)                                     0.32      09/08/2009         131,976
      11,312   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.34      12/15/2040          11,312
      15,083   VERSAILLES CDS LLC++(p)                                            0.50      09/01/2009          15,083
      15,083   VERSAILLES CDS LLC++(p)                                            0.50      09/02/2009          15,083
      15,083   VERSAILLES CDS LLC++(p)                                            0.45      09/03/2009          15,083
       7,541   VERSAILLES CDS LLC++(p)                                            0.45      09/04/2009           7,541
     488,540   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.35      04/30/2008         224,728
     308,613   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.28      05/02/2008         141,962
     309,735   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.25      08/07/2008         142,478

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
------------   ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    111,237   WESTPAC SECURITIES NZ LIMITED++                                    0.22%     09/14/2009   $     111,230
                                                                                                             7,107,280
                                                                                                         -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,534,848)                                                    8,600,492
                                                                                                         -------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 19.37%
  76,308,463   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 76,308,463
                                                                                                         -------------
TOTAL SHORT-TERM INVESTMENTS (COST $76,308,463)                                                             76,308,463
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $444,720,016)*                                                            100.94%                  $ 397,726,375
OTHER ASSETS AND LIABILITIES, NET                                                (0.94)                     (3,690,015)
                                                                              --------                   -------------
TOTAL NET ASSETS                                                                100.00%                  $ 394,036,360
                                                                              --------                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $4,976,407.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $76,308,463.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $445,073,712 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                 $ 4,360,479
GROSS UNREALIZED DEPRECIATION                 (51,707,816)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   ($47,347,337)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
AGENCY SECURITIES: 40.30%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.32%
$ 32,000,000   FHLMC%%                                                            5.00%     09/01/2024   $  33,320,000
  11,000,000   FHLMC%%                                                            5.50      10/01/2038      11,419,375
      12,950   FHLMC #1B7562+/-                                                   5.98      11/01/2037          13,681
   2,038,385   FHLMC #1G1472+/-                                                   5.73      02/01/2037       2,147,787
  10,594,879   FHLMC #1G1522                                                      5.99      01/01/2037      11,210,211
     674,042   FHLMC #1G1614                                                      5.92      03/01/2037         711,939
   1,640,367   FHLMC #1G2254+/-                                                   6.37      10/01/2037       1,733,426
   5,560,643   FHLMC #1Q0794+/-                                                   5.82      11/01/2038       5,864,533
  12,679,150   FHLMC #1Q0809+/-                                                   5.96      03/01/2038      13,388,609
     839,297   FHLMC #847703+/-                                                   5.97      01/01/2037         879,933
   1,158,514   FHLMC #A78331                                                      6.00      03/01/2034       1,231,215
   3,144,326   FHLMC #A79090                                                      6.50      07/01/2034       3,382,791
   1,478,079   FHLMC #B15688                                                      5.50      07/01/2019       1,568,657
   1,319,614   FHLMC #E01279                                                      5.50      01/01/2018       1,405,550
   3,732,712   FHLMC #E01497                                                      5.50      11/01/2018       3,976,484
   2,188,392   FHLMC #E01539                                                      5.50      12/01/2018       2,331,309
   1,204,128   FHLMC #E01655                                                      5.50      06/01/2019       1,280,252
   4,715,755   FHLMC #G01737                                                      5.00      12/01/2034       4,864,320
  40,189,295   FHLMC #G01931                                                      5.50      10/01/2035      42,045,696
  42,869,480   FHLMC #G04216                                                      5.50      12/01/2037      44,849,682
   9,498,595   FHLMC #G04794                                                      5.50      01/01/2036       9,937,348
     955,374   FHLMC #G11295                                                      5.50      09/01/2017       1,018,697
   1,545,328   FHLMC #G11594                                                      5.50      08/01/2019       1,646,789
      43,844   FHLMC #G11653                                                      5.50      12/01/2019          46,723
  19,140,612   FHLMC #G11713                                                      5.50      06/01/2020      20,397,313
   1,549,637   FHLMC #G11767                                                      5.50      08/01/2020       1,651,381
   2,521,574   FHLMC #G11944                                                      5.50      07/01/2020       2,676,099
   2,903,087   FHLMC #G12827                                                      5.50      02/01/2021       3,095,508
   2,199,640   FHLMC #G12888                                                      5.50      07/01/2018       2,345,435
   1,051,512   FHLMC #G13169                                                      5.50      06/01/2020       1,117,922
   2,530,682   FHLMC #G13330                                                      6.00      10/01/2019       2,707,118
  10,591,492   FHLMC #G13367                                                      5.50      12/01/2018      11,293,509
   1,464,466   FHLMC #G18003                                                      5.50      07/01/2019       1,554,210
   5,016,807   FHLMC #G18295                                                      6.00      01/01/2024       5,335,719
   1,075,801   FHLMC #J02372                                                      5.50      05/01/2020       1,146,435
   1,006,907   FHLMC #J02373                                                      5.50      05/01/2020       1,073,017
   1,460,113   FHLMC #J02376                                                      6.00      05/01/2020       1,557,347
                                                                                                           256,226,020
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.82%
   2,000,000   FNMA%%                                                             5.50      09/01/2020       2,104,376
  75,200,000   FNMA%%                                                             5.50      09/01/2033      78,278,538
  73,800,000   FNMA%%                                                             5.50      10/01/2033      76,544,474
   5,000,000   FNMA%%                                                             6.50      10/01/2035       5,325,000
  17,500,000   FNMA%%                                                             6.00      10/01/2039      18,347,665
   1,918,979   FNMA #190129                                                       6.00      11/01/2023       2,032,911
   2,694,489   FNMA #190338                                                       5.50      07/01/2033       2,822,320
   6,598,432   FNMA #310017                                                       7.00      06/01/2035       8,039,397
   2,015,358   FNMA #462361+/-                                                    6.33      07/01/2037       2,121,219
   3,715,185   FNMA #462404+/-                                                    6.28      09/01/2037       3,909,259
     993,413   FNMA #725068                                                       5.50      01/01/2019       1,060,189
   3,415,400   FNMA #725423                                                       5.50      05/01/2034       3,577,431
   3,709,911   FNMA #725424                                                       5.50      04/01/2034       3,885,915
   9,011,973   FNMA #725598                                                       5.50      07/01/2034       9,431,065
   4,618,677   FNMA #725773                                                       5.50      09/01/2034       4,833,464
   3,986,930   FNMA #725866                                                       4.50      09/01/2034       4,029,057
   3,236,847   FNMA #725946                                                       5.50      11/01/2034       3,387,373
  11,301,646   FNMA #735036                                                       5.50      12/01/2034      11,827,217
   5,251,193   FNMA #735073                                                       6.00      10/01/2019       5,614,018
   2,328,757   FNMA #735421                                                       7.00      01/01/2035       2,560,481

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 14,680,132   FNMA #735503                                                       6.00%     04/01/2035   $  15,583,018
     906,048   FNMA #735504                                                       6.00      04/01/2035         962,906
  26,965,085   FNMA #735667                                                       5.00      07/01/2035      27,806,164
  22,469,816   FNMA #735676                                                       5.00      07/01/2035      23,170,681
   4,755,867   FNMA #745238                                                       6.00      12/01/2020       5,088,926
  17,065,809   FNMA #745418                                                       5.50      04/01/2036      17,843,437
   2,549,093   FNMA #888560                                                       6.00      11/01/2035       2,705,872
   2,475,048   FNMA #888635                                                       5.50      09/01/2036       2,592,468
   1,578,231   FNMA #888911+/-                                                    6.12      11/01/2037       1,672,687
   3,570,021   FNMA #888941+/-                                                    6.02      10/01/2037       3,776,576
   8,735,390   FNMA #889069                                                       5.50      01/01/2021       9,322,572
   4,064,368   FNMA #889115                                                       5.50      12/01/2019       4,313,437
   3,984,058   FNMA #889183                                                       5.50      09/01/2021       4,251,861
   6,112,178   FNMA #889213                                                       5.50      10/01/2020       6,517,301
  12,882,638   FNMA #889318                                                       5.50      07/01/2020      13,748,593
   5,988,318   FNMA #889568                                                       5.50      03/01/2020       6,390,845
   1,120,605   FNMA #889688                                                       5.50      12/01/2019       1,180,872
  13,597,118   FNMA #890141                                                       5.50      06/01/2049      14,511,099
   1,350,954   FNMA #893916+/-                                                    6.27      10/01/2036       1,429,718
   1,260,015   FNMA #905629+/-                                                    6.11      12/01/2036       1,333,392
   1,499,810   FNMA #906403+/-                                                    6.02      01/01/2037       1,585,956
   1,868,342   FNMA #906404+/-                                                    5.94      01/01/2037       1,973,938
   1,292,428   FNMA #909569+/-                                                    5.88      02/01/2037       1,362,977
   1,370,347   FNMA #910293+/-                                                    5.93      03/01/2037       1,446,263
   1,584,158   FNMA #914819+/-                                                    5.98      04/01/2037       1,673,531
   1,169,216   FNMA #917820+/-                                                    5.69      05/01/2037       1,230,596
   3,173,813   FNMA #917828+/-                                                    5.75      05/01/2037       3,345,580
   1,236,261   FNMA #917893+/-                                                    5.60      05/01/2037       1,298,225
  18,112,149   FNMA #931675                                                       5.50      01/01/2018      19,284,344
   9,611,002   FNMA #931676                                                       5.50      01/01/2019      10,248,031
   1,134,783   FNMA #944357                                                       6.00      06/01/2022       1,208,047
   3,386,141   FNMA #945032+/-                                                    5.77      08/01/2037       3,558,451
      78,694   FNMA #945657+/-                                                    6.21      09/01/2037          83,133
   2,730,749   FNMA #946228+/-                                                    6.13      09/01/2037       2,890,747
   2,034,309   FNMA #949593                                                       6.00      08/01/2022       2,165,649
  34,794,699   FNMA #983499                                                       5.50      07/01/2035      36,445,409
   6,327,671   FNMA #995092                                                       6.50      12/01/2037       6,724,668
  24,393,961   FNMA #995182                                                       5.50      06/01/2020      26,010,823
     493,177   FNMA #995284                                                       5.50      03/01/2020         525,095
   8,092,941   FNMA #995485                                                       6.00      02/01/2039       8,600,805
   4,533,570   FNMA #995486                                                       6.00      03/01/2036       4,818,069
   3,681,986   FNMA #995508                                                       6.00      12/01/2035       3,908,443
   2,266,323   FNMA #995511                                                       5.50      02/01/2024       2,412,997
   5,311,853   FNMA #995664                                                       4.50      11/01/2033       5,374,620
  16,885,384   FNMA #995763                                                       4.50      05/01/2039      17,067,430
   4,741,997   FNMA #AD0086+/-                                                    5.69      02/01/2039       4,993,102
                                                                                                           584,170,723
                                                                                                         -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.16%
  51,000,000   GNMA%%                                                             4.50      10/01/2039      51,127,755
  11,500,000   GNMA%%                                                             5.00      10/01/2039      11,780,370
   7,954,199   GNMA #782044                                                       6.50      12/15/2032       8,550,941
                                                                                                            71,459,066
                                                                                                         -------------
TOTAL AGENCY SECURITIES (COST $895,481,607)                                                                911,855,809
                                                                                                         -------------
ASSET BACKED SECURITIES: 5.71%
   7,390,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2009-2
               CLASS A                                                            1.51      03/15/2017       7,390,000
   1,625,061   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
               CLASS A3                                                           5.27      10/08/2009       1,635,316
   1,699,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A12 CLASS A12+/-     0.29      03/15/2014       1,659,536

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$  1,905,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A8 CLASS A8+/-       0.30%     05/16/2016   $   1,797,019
   1,539,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A6 CLASS A6+/-       0.33      09/15/2016       1,445,198
   5,682,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11
               CLASS A11+/-                                                       0.36      06/17/2019       5,151,353
   9,563,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS
               A3                                                                 5.05      02/16/2016      10,203,506
   1,496,000   CHASE ISSUANCE TRUST SERIES 2008-A9 CLASS A9                       4.26      05/15/2013       1,562,580
     525,590   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-1 CLASS A2                                                    5.68      07/25/2036         521,097
     987,449   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
               CLASS A2A+/-                                                       0.31      12/25/2036         871,948
   1,182,296   DAIMLER CHRYSLER AUTO TRUST SERIES 2008-B CLASS A2B+/-             1.21      07/08/2011       1,183,622
     565,384   DAIMLER MASTER OWNER TRUST SERIES 2006-A CLASS A+/-                0.30      11/15/2011         562,670
   4,477,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                  5.28      03/08/2013       4,661,492
   1,000,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-             0.36      06/16/2015         957,116
   5,048,000   DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-               0.35      01/19/2016       4,778,502
   1,165,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS A1+/-               0.30      03/15/2014       1,135,968
  12,347,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-              0.97      06/15/2015      11,920,553
   3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++           5.26      04/25/2037       2,933,989
   3,365,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS
               A+/-                                                               0.52      06/15/2013       3,147,951
   3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A           4.25      02/15/2013       3,721,340
   2,190,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4            4.55      01/15/2017       2,273,660
   1,611,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4            3.32      02/15/2017       1,621,606
   5,901,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2009-3 CLASS A4          3.30      09/15/2015       5,918,829
   7,588,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CIB4 CLASS A3                                          6.16      05/12/2034       7,973,610
  10,904,000   MBNA MASTER CREDIT CARD TRUST SERIES 1997-B CLASS A+/-             0.43      08/15/2014      10,589,376
     521,760   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-          0.31      01/25/2037         449,091
     480,697   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-         0.32      12/25/2036         446,024
     789,342   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS
               2A1S+/-                                                            0.38      02/25/2047         595,143
   2,170,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4         4.74      08/17/2015       2,242,170
   6,557,000   SLC STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                  2.23      12/15/2032       6,539,811
     665,769   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-                  0.78      09/17/2018         655,822
     868,975   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-                   0.85      12/15/2017         858,651
     691,571   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-                   0.83      12/17/2018         684,047
   5,333,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                   2.15      07/25/2022       5,365,893
   4,280,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                   2.79      07/25/2023       4,368,506
   5,485,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                   1.60      10/25/2014       5,487,633
   1,340,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-       0.37      06/15/2012       1,293,100
   1,423,837   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3          5.41      08/12/2011       1,429,795
     719,927   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3          5.26      11/14/2011         722,857
   2,248,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4           5.12      05/15/2014       2,372,584

TOTAL ASSET BACKED SECURITIES (COST $125,566,546)                                                          129,128,964
                                                                                                         -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.38%
   3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                    5.42      04/15/2037       3,552,050
   3,083,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-        7.55      10/13/2026       3,339,801
   1,988,014   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2005-5 CLASS A2                                                    5.00      10/10/2045       2,025,414
   5,219,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES
               2006-6 CLASS A2                                                    5.31      10/10/2045       5,124,488
   1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2002-PB2 CLASS B                                                   6.31      06/11/2035       1,182,096
   1,313,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2003-1 CLASS A2                                                    4.65      09/11/2036       1,322,082
   1,978,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-2 CLASS A3                                                    4.05      11/10/2038       1,978,021
     393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-2 CLASS A5                                                    4.58      11/10/2038         370,721
   1,308,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2006-5 CLASS A2                                                    5.32      09/10/2047       1,309,256
  10,258,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2007-2 CLASS A2+/-                                                 5.63      04/10/2049      10,105,667
   5,354,334   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2000-WF1 CLASS A2+/-                                        7.78      02/15/2032       5,398,967
   1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2001-TOP4 CLASS A3                                          5.61      11/15/2033       1,077,483
   2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2002-PBW1 CLASS A2+/-                                       4.72      11/11/2035       2,727,239
     649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2004-PWR6 CLASS A6                                          4.83      11/11/2041         624,151
   3,912,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2002-T0P8
               CLASS A2                                                           4.83      08/15/2038       3,979,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,111,640   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
               CLASS A3+/-                                                        4.24%     08/13/2039   $   1,117,822
   1,243,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-T16
               CLASS A6+/-                                                        4.75      02/13/2046       1,206,073
   3,773,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10
               CLASS A4+/-                                                        5.41      12/11/2040       3,723,378
   1,979,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
               CLASS AAB                                                          4.80      09/11/2042       1,989,909
   3,353,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, CLASS A2              6.46      10/15/2036       3,521,640
   8,291,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-         6.98      01/17/2032       8,814,216
   2,664,000   COMMERCIAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
               2004-LB3A CLASS A5+/-                                              5.45      07/10/2037       2,598,595
   7,180,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
               CLASS A2++                                                         6.10      07/16/2034       7,496,111
   4,946,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
               2004-LB2A CLASS A4                                                 4.72      03/10/2039       4,893,128
   5,646,427   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CF2 CLASS A4                                           6.51      02/15/2034       5,856,234
   1,100,738   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CK1 CLASS A3                                           6.38      12/18/2035       1,141,479
   4,030,359   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CKN5 CLASS A4                                          5.44      09/15/2034       4,152,010
     907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKN2 CLASS A3                                          6.13      04/15/2037         950,902
     943,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CP5 CLASS A2                                           4.94      12/15/2035         975,089
   2,159,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-C5 CLASS A4+/-                                         4.90      12/15/2036       2,164,105
   1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CK2 CLASS A4                                           4.80      03/15/2036       1,281,107
   1,831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CPN1 CLASS A2                                          4.60      03/15/2035       1,812,455
     523,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2005-C1 CLASS A3                                            4.81      02/15/2038         516,669
   1,869,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2005-C5 CLASS A4+/-                                                5.10      08/15/2038       1,806,901
   2,231,710   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS
               A1B                                                                7.18      11/10/2033       2,304,411
   3,752,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES
               SERIES K003 CLASS AAB                                              4.77      05/25/2018       3,902,176
     328,000   FHLMC SERIES 2542 CLASS ES                                         5.00      12/15/2017         348,621
   3,954,000   FHLMC SERIES 2558 CLASS BD                                         5.00      01/15/2018       4,165,608
   7,216,000   FHLMC SERIES 2590 CLASS BY                                         5.00      03/15/2018       7,602,034
   2,815,000   FHLMC SERIES 2590 CLASS NU                                         5.00      06/15/2017       2,971,041
   2,421,000   FHLMC SERIES 2676 CLASS CY                                         4.00      09/15/2018       2,461,049
   1,934,000   FHLMC SERIES 2690 CLASS TV                                         4.50      11/15/2025       1,961,133
     347,000   FHLMC SERIES 2694 CLASS QG                                         4.50      01/15/2029         361,111
     726,918   FHLMC SERIES 2727 CLASS PW                                         3.57      06/15/2029         740,779
   1,773,000   FHLMC SERIES 2765 CLASS CT                                         4.00      03/15/2019       1,773,273
   2,808,000   FHLMC SERIES 2790 CLASS TN                                         4.00      05/15/2024       2,763,896
   2,932,000   FHLMC SERIES 2843 CLASS BC                                         5.00      08/15/2019       3,084,599
   1,093,000   FHLMC SERIES 2875 CLASS HB                                         4.00      10/15/2019       1,081,684
   4,221,000   FHLMC SERIES 2985 CLASS JR                                         4.50      06/15/2025       4,271,251
      25,000   FHLMC SERIES 3008 CLASS JM                                         4.50      07/15/2025          25,079
   2,657,659   FHLMC SERIES 3028 CLASS PG                                         5.50      09/15/2035       2,831,473
   4,132,845   FHLMC SERIES 3325 CLASS JL                                         5.50      06/15/2037       4,392,919
   2,607,000   FHLMC SERIES 3372 CLASS BD                                         4.50      10/15/2022       2,646,312
   1,647,680   FHLMC SERIES 3465 CLASS HA                                         4.00      07/15/2017       1,708,354
   1,258,468   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
               CLASS 2A10                                                         6.00      11/25/2036         980,915
     231,107   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
               CLASS A2                                                           7.39      12/15/2031         230,905
   1,526,056   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
               CLASS A2                                                           7.20      10/15/2032       1,577,694
   1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
               CLASS B                                                            6.42      12/12/2033       1,580,853
  35,063,873   FNMA SERIES 2001-81 CLASS HE                                       6.50      01/25/2032      37,847,068
   3,117,000   FNMA SERIES 2002-94 CLASS HQ                                       4.50      01/25/2018       3,260,443
     438,627   FNMA SERIES 2003-108 CLASS BE                                      4.00      11/25/2018         444,007
     750,000   FNMA SERIES 2003-125 CLASS AY                                      4.00      12/25/2018         755,982
   2,952,000   FNMA SERIES 2003-3 CLASS HJ                                        5.00      02/25/2018       3,132,355
   1,529,000   FNMA SERIES 2004-3 CLASS HT                                        4.00      02/25/2019       1,535,558
   1,589,993   FNMA SERIES 2004-60 CLASS PA                                       5.50      04/25/2034       1,681,900
   2,162,000   FNMA SERIES 2004-80 CLASS LE                                       4.00      11/25/2019       2,170,818
   1,298,000   FNMA SERIES 2004-81 CLASS KE                                       4.50      11/25/2019       1,336,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,383,413   FNMA SERIES 2005-58 CLASS MA                                       5.50%     07/25/2035   $   1,478,585
   1,562,000   FNMA SERIES 2005-69 CLASS JM                                       4.50      08/25/2025       1,570,927
   3,147,000   FNMA SERIES 2007-113 CLASS DB                                      4.50      12/25/2022       3,189,210
   5,705,622   FNMA SERIES 2007-30 CLASS MA                                       4.25      02/25/2037       5,876,612
   5,581,429   FNMA SERIES 2007-39 CLASS NA                                       4.25      01/25/2037       5,745,271
   8,564,283   FNMA SERIES 2007-77 CLASS MH                                       6.00      12/25/2036       9,091,887
     760,000   FNMA SERIES 2008-66 CLASS B                                        5.00      08/25/2023         793,870
       2,324   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
               CLASS A3                                                           6.03      08/11/2033           2,363
     530,042   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
               CLASS A1                                                           5.56      06/10/2038         545,406
   3,952,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
               CLASS A3                                                           6.27      12/10/2035       4,160,606
  11,088,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4
               CLASS A4+/-                                                        5.51      11/10/2045      10,377,301
   2,860,912   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2000-C1 CLASS A2+/-                                                7.72      03/15/2033       2,883,057
  11,414,170   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2001-C2 CLASS A2                                                   6.70      04/15/2034      12,054,061
   4,436,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2002-C3 CLASS A2                                                   4.93      07/10/2039       4,541,351
   1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2003-C2 CLASS A2+/-                                                5.49      05/10/2040       1,260,996
   2,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2003-C3 CLASS A4                                                   5.02      04/10/2040       2,540,037
   1,693,000   GNMA SERIES 2006-37 CLASS JG                                       5.00      07/20/2036       1,760,781
   1,348,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2005-GG CLASS AAB+/-                                               5.19      04/10/2037       1,349,400
   5,227,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2005-GG5 CLASS A5+/-                                               5.22      04/10/2037       4,740,147
   5,248,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
               A2+++/-                                                            6.45      08/05/2018       5,517,180
     454,066   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
               CLASS C+/-                                                         7.02      05/15/2031         452,989
     713,837   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2000-C10 CLASS A2+/-                                        7.37      08/15/2032         720,456
   1,040,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2001-C1 CLASS A3                                            5.86      10/12/2035       1,091,954
  12,060,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CIB3 CLASS A3                                          6.47      11/15/2035      12,302,317
   1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CIB5 CLASS A2                                          5.16      10/12/2037       1,182,198
     232,012   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP3 CLASS A1                                          4.66      08/15/2042         233,384
   1,841,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP4 CLASS A4+/-                                       4.92      10/15/2042       1,758,918
   2,488,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-LDP7 CLASS A2+/-                                       5.86      04/15/2045       2,517,019
   1,011,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2007-CB19 CLASS A2+/-                                       5.75      02/12/2049       1,012,355
   7,193,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2007-LDPX CLASS A2S                                         5.31      01/15/2049       6,965,189
   5,197,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST                      5.30      11/15/2038       5,181,302
     365,784   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
               CLASS B                                                            7.43      10/15/2032         365,442
   2,864,452   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
               CLASS A2                                                           7.37      08/15/2026       2,931,148
   3,787,505   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
               CLASS A2                                                           6.51      12/15/2026       3,930,309
   1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
               CLASS A2                                                           6.65      11/15/2027       1,431,828
   6,652,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
               CLASS A4                                                           5.59      06/15/2031       6,938,688
   2,763,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
               CLASS A5                                                           4.85      09/15/2031       2,825,594
   1,450,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3
               CLASS A4                                                           4.17      05/15/2032       1,430,311
   7,270,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C1
               CLASS A4                                                           4.57      01/15/2031       6,724,732
   1,233,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
               CLASS A5                                                           4.63      10/15/2029       1,120,677
   5,814,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
               CLASS A2                                                           5.08      02/15/2031       5,806,347
   3,021,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
               CLASS A2                                                           5.32      02/15/2040       3,004,856
   2,423,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
               CLASS A3                                                           5.40      02/15/2040       2,324,002
   7,305,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
               2006-1 CLASS A2+/-                                                 5.44      02/12/2039       7,340,942
   4,233,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-          5.24      11/12/2035       4,258,246
   1,800,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A+/-         4.95      07/12/2038       1,762,536

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  3,913,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                  5.15%     06/13/2041   $   3,953,015
   6,833,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                  4.97      04/14/2040       6,440,299
   3,233,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4+/-               5.54      06/15/2038       3,064,365
   1,311,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                  5.17      01/14/2042       1,283,391
  13,983,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                 4.99      08/13/2042      13,452,005
     933,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                  4.78      12/13/2041         882,071
   3,402,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2                  5.37      03/12/2044       3,415,524
   1,157,000   MORGAN STANLEY CAPITAL I SERIES 2007-HQ11 CLASS A31                5.44      02/12/2044       1,075,133
   9,814,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                 5.61      04/15/2049       9,095,881
   4,361,141   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1
               CLASS A4                                                           6.66      02/15/2033       4,542,617
   9,070,992   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5
               CLASS A4                                                           6.39      10/15/2035       9,579,721
     856,150   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3       6.51      04/15/2034         905,533
     805,341   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2
               CLASS A4                                                           5.74      12/15/2035         843,535
   7,100,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2
               CLASS A2                                                           4.92      03/12/2035       7,279,565
   4,918,246   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5
               CLASS A4                                                           5.01      04/15/2038       5,034,389
   2,979,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3
               CLASS A4                                                           4.80      01/13/2041       2,860,951
   4,934,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5
               CLASS AAB                                                          5.04      01/14/2042       5,053,897
   4,225,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS
               AAB+/-                                                             5.35      11/14/2042       4,338,702
   5,077,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C       6.69      03/15/2030       5,429,180
   4,669,913   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2       6.59      12/18/2033       4,796,749
   1,796,560   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
               CLASS A2                                                           4.47      03/18/2036       1,835,904
     100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
               A+/-                                                               0.79      02/25/2028          78,341
   4,780,669   US BANK NA SERIES 2007-1 CLASS A                                   5.92      05/25/2012       5,005,217
   2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
               A4(l)                                                              6.29      04/15/2034       2,904,138
   1,926,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
               A2(l)                                                              3.99      06/15/2035       1,889,257
   1,969,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
               A3+/-(l)                                                           4.96      08/15/2035       1,944,206
     429,692   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
               A1++(l)                                                            4.24      10/15/2035         435,698
   1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
               A3(l)                                                              4.45      11/15/2035       1,655,431
   1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
               CLASS A4(l)                                                        5.03      01/15/2041       1,390,116
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $465,625,608)                                              483,623,449
                                                                                                         -------------
CORPORATE BONDS & NOTES: 16.41%
BREWERY: 0.10%
   2,125,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                      6.88      11/15/2019       2,376,985
                                                                                                         -------------
CHEMICALS: 0.35%
   7,220,000   DOW CHEMICAL COMPANY                                               8.55      05/15/2019       7,864,421
                                                                                                         -------------
CHEMICALS & ALLIED PRODUCTS: 0.65%
   3,985,000   AMGEN INCORPORATED<<                                               6.40      02/01/2039       4,530,108
   4,830,000   DOW CHEMICAL COMPANY                                               4.85      08/15/2012       4,947,128
   4,410,000   SCHERING-PLOUGH CORPORATION                                        6.55      09/15/2037       5,236,191
                                                                                                            14,713,427
                                                                                                         -------------
COMMUNICATIONS: 1.52%
   4,866,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                 8.38      03/15/2013       5,623,364
   4,830,000   QWEST CORPORATION                                                  7.50      10/01/2014       4,787,738
   9,975,000   VERIZON WIRELESS++                                                 7.38      11/15/2013      11,434,073
   3,360,000   VERIZON WIRELESS++                                                 8.50      11/15/2018       4,232,280
   6,335,000   VERIZON WIRELESS CAPITAL LLC++                                     3.75      05/20/2011       6,541,350
   1,585,000   VERIZON WIRELESS CAPITAL LLC++                                     5.55      02/01/2014       1,714,000
                                                                                                            34,332,805
                                                                                                         -------------
COMPUTER HARDWARE: 0.08%
   1,675,000    DELL INCORPORATED<<                                               5.88      06/15/2019       1,760,690
                                                                                                         -------------
DEPOSITORY INSTITUTIONS: 1.75%
   3,870,000   BANK OF AMERICA CORPORATION                                        7.38      05/15/2014       4,243,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
DEPOSITORY INSTITUTIONS (continued)
$  3,120,000   BANK OF AMERICA CORPORATION                                        5.75%     12/01/2017   $   3,034,949
   6,635,000   BANK OF AMERICA CORPORATION                                        7.63      06/01/2019       7,305,175
   4,715,000   CAPITAL ONE BANK USA NA                                            8.80      07/15/2019       5,051,594
   4,837,000   CITIGROUP INCORPORATED                                             6.13      05/15/2018       4,547,970
   3,015,000   CITIGROUP INCORPORATED                                             8.13      07/15/2039       3,099,109
   8,434,000   JPMORGAN CHASE & COMPANY                                           5.38      10/01/2012       9,055,603
   2,950,000   JPMORGAN CHASE & COMPANY                                           6.30      04/23/2019       3,234,020
                                                                                                            39,571,476
                                                                                                         -------------
ELECTRIC UTILITIES: 0.11%
   2,245,000  PROGRESS ENERGY INCORPORATED                                        6.85      04/15/2012       2,456,351
                                                                                                         -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.80%
   2,505,000   ALLEGHENY ENERGY SUPPLY++                                          8.25      04/15/2012       2,715,833
   9,045,000   DOMINION RESOURCES INCORPORATED PUTTABLESS                         8.88      01/15/2019      11,368,281
   4,401,000   DPL INCORPORATED                                                   6.88      09/01/2011       4,664,660
   3,870,000   DUKE ENERGY CORPORATION                                            6.30      02/01/2014       4,269,283
   1,395,000   FIRSTENERGY SOLUTIONS CORPORATION++                                4.80      02/15/2015       1,425,817
   1,975,000   FIRSTENERGY SOLUTIONS CORPORATION<<++                              6.05      08/15/2021       1,996,526
   2,325,000   FIRSTENERGY SOLUTIONS CORPORATION++                                6.80      08/15/2039       2,374,822
   7,550,000   NEVADA POWER COMPANY SERIES A                                      8.25      06/01/2011       8,234,430
   3,178,000   PACIFICORP                                                         6.25      10/15/2037       3,624,690
                                                                                                            40,674,342
                                                                                                         -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.41%
   2,560,000   CISCO SYSTEMS INCORPORATED                                         5.90      02/15/2039       2,735,752
   6,147,000   HEWLETT-PACKARD COMPANY                                            4.75      06/02/2014       6,580,050
                                                                                                             9,315,802
                                                                                                         -------------
FOOD & KINDRED PRODUCTS: 0.72%
   4,915,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                      7.75      01/15/2019       5,754,934
   1,575,000   KRAFT FOODS INCORPORATED                                           6.75      02/19/2014       1,787,479
   8,055,000   KRAFT FOODS INCORPORATED<<                                         6.13      02/01/2018       8,815,239
                                                                                                            16,357,652
                                                                                                         -------------
HEALTH SERVICES: 0.16%
   3,989,000   COVENTRY HEALTH CARE INCORPORATED                                  5.95      03/15/2017       3,556,289
                                                                                                         -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.06%
   1,180,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                        7.63      10/15/2018       1,448,223
                                                                                                         -------------
INSURANCE CARRIERS: 0.33%
   2,690,000   LIBERTY MUTUAL GROUP++                                             7.50      08/15/2036       2,102,248
   5,105,000   UNITEDHEALTH GROUP INCORPORATED<<                                  6.88      02/15/2038       5,297,336
                                                                                                             7,399,584
                                                                                                         -------------
MOTION PICTURES: 0.16%
   1,420,000   NEWS AMERICA INCORPORATED<<++                                      5.65      08/15/2020       1,460,895
   2,010,000   NEWS AMERICA INCORPORATED++                                        6.90      08/15/2039       2,115,368
                                                                                                             3,576,263
                                                                                                         -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.91%
   5,705,000   AMERICAN EXPRESS COMPANY<<                                         7.25      05/20/2014       6,278,324
   3,468,000   AMERICAN EXPRESS COMPANY<<                                         8.15      03/19/2038       4,004,992
   5,890,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                           6.00      10/01/2017       6,209,203

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$  4,315,000   JPMORGAN CHASE CAPITAL XXV                                         6.80%     10/01/2037    $  4,066,396
                                                                                                            20,558,915
                                                                                                         -------------
OIL & GAS EXTRACTION: 0.70%
   4,340,000   ANADARKO PETROLEUM CORPORATION                                     7.63      03/15/2014       4,905,663
   7,450,000   ANADARKO PETROLEUM CORPORATION<<                                   8.70      03/15/2019       8,775,243
   1,935,000   VALERO ENERGY CORPORATION                                          9.38      03/15/2019       2,231,432
                                                                                                            15,912,338
                                                                                                         -------------
PAPER & ALLIED PRODUCTS: 0.10%
   2,280,000   INTERNATIONAL PAPER COMPANY                                        7.50      08/15/2021       2,310,294
                                                                                                         -------------
PHARMACEUTICALS: 0.77%
   3,905,000   EXPRESS SCRIPTS INCORPORATED                                       5.25      06/15/2012       4,142,229
   2,835,000   EXPRESS SCRIPTS INCORPORATED                                       6.25      06/15/2014       3,098,354
   9,272,000   ROCHE HOLDINGS INCORPORATED++                                      6.00      03/01/2019      10,261,499
                                                                                                            17,502,082
                                                                                                         -------------
PIPELINES: 1.02%
   6,245,000   ENERGY TRANSFER PARTNERS LP                                        8.50      04/15/2014       7,179,939
   4,705,000   ENERGY TRANSFER PARTNERS LP                                        9.00      04/15/2019       5,667,008
  10,085,000   KINDER MORGAN INCORPORATED                                         6.50      09/01/2012      10,261,488
                                                                                                            23,108,435
                                                                                                         -------------
REAL ESTATE: 0.94%
   7,360,000   WEA FINANCE LLC<<++                                                7.50      06/02/2014       7,906,473
   8,225,000   WEA FINANCE LLC++                                                  7.13      04/15/2018       8,449,641
   4,940,000   WEA FINANCE LLC++                                                  6.75      09/02/2019       4,865,796
                                                                                                            21,221,910
                                                                                                         -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.56%
   1,145,000   HCP INCORPORATED SERIES MTN                                        6.30      09/15/2016       1,071,722
   1,595,000   HCP INCORPORATED SERIES MTN<<                                      6.70      01/30/2018       1,477,327
   4,345,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                        5.65      12/15/2013       4,186,147
     845,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                        6.00      01/30/2017         770,629
   1,925,000   MACK-CALI REALTY CORPORATION                                       7.75      08/15/2019       1,951,463
   2,920,000   SIMON PROPERTY GROUP LP                                            6.75      05/15/2014       3,128,882
                                                                                                            12,586,170
                                                                                                         -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.38%
   8,877,000   GOLDMAN SACHS CAPITAL II+/-                                        5.79      12/29/2049       6,391,440
   6,220,000   GOLDMAN SACHS GROUP INCORPORATED                                   5.45      11/01/2012       6,630,414
   2,955,000   GOLDMAN SACHS GROUP INCORPORATED                                   5.13      01/15/2015       3,062,379
   2,257,000   GOLDMAN SACHS GROUP INCORPORATED                                   7.50      02/15/2019       2,598,473
   6,095,000   GOLDMAN SACHS GROUP INCORPORATED                                   6.75      10/01/2037       6,102,186
   5,277,000   LAZARD GROUP LLC                                                   7.13      05/15/2015       5,300,942
   5,537,000   LAZARD GROUP LLC                                                   6.85      06/15/2017       5,417,689
   8,940,000   MORGAN STANLEY                                                     6.00      05/13/2014       9,479,878
   5,475,000   MORGAN STANLEY SERIES MTN                                          5.95      12/28/2017       5,598,324
   3,075,000   MORGAN STANLEY SERIES MTN                                          6.63      04/01/2018       3,285,757
                                                                                                            53,867,482
                                                                                                         -------------
TOBACCO PRODUCTS: 0.38%
   5,100,000   ALTRIA GROUP INCORPORATED                                          9.70      11/10/2018       6,238,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
TOBACCO PRODUCTS (continued)
$  1,730,000   ALTRIA GROUP INCORPORATED                                          9.95%     11/10/2038   $   2,280,180
                                                                                                             8,518,730
                                                                                                         -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.45%
   2,565,000   CAREFUSION CORPORATION++                                           4.13      08/01/2012       2,613,820
   4,305,000   CAREFUSION CORPORATION++                                           5.13      08/01/2014       4,462,391
   3,020,000   CAREFUSION CORPORATION++                                           6.38      08/01/2019       3,231,445
                                                                                                            10,307,656
                                                                                                         -------------
TOTAL CORPORATE BONDS & NOTES (COST $344,545,175)                                                          371,298,322
                                                                                                         -------------
FOREIGN CORPORATE BONDS@: 4.82%
  13,660,000   BP CAPITAL MARKETS PLC                                             3.88      03/10/2015      14,107,119
   8,855,000   BRITISH SKY BROADCASTING GROUP plc++                               9.50      11/15/2018      11,361,319
   3,460,000   BRITISH TELECOM PLC                                                9.13      12/15/2030       4,350,864
   4,370,000   CREDIT SUISSE NEW YORK                                             5.00      05/15/2013       4,639,345
   5,895,000   CREDIT SUISSE NEW YORK                                             5.50      05/01/2014       6,335,663
   1,845,000   DIAGEO PLC                                                         7.38      01/15/2014       2,131,361
   2,670,000   FRANCE TELECOM SA                                                  7.75      03/01/2011       2,901,967
   2,160,000   HSBC HOLDINGS PLC                                                  6.80      06/01/2038       2,302,320
   1,525,000   HUSKY ENERGY INCORPORATED                                          5.90      06/15/2014       1,640,967
     920,000   HUSKY ENERGY INCORPORATED                                          6.80      09/15/2037         991,123
   2,515,000   HUSKY ENERGY INCORPORATED                                          7.25      12/15/2019       2,843,995
   3,050,000   HUTCHISON WHAMPOA INTERNATIONAL 09 LIMITED++                       7.63      04/09/2019       3,503,364
   9,555,000   PETROBRAS INTERNATIONAL FINANCE COMPANY<<                          7.88      03/15/2019      10,773,263
   2,975,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++             4.50      09/30/2012       3,049,069
   7,245,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III<<++           5.50      09/30/2014       7,497,104
   2,895,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++             6.33      09/30/2027       2,665,948
   3,685,000   RIO TINTO FINANCE USA LIMITED                                      5.88      07/15/2013       3,915,132
   3,170,000   RIO TINTO FINANCE USA LIMITED                                      9.00      05/01/2019       3,796,972
   1,545,000   ROGERS CABLE INCORPORATED                                          5.50      03/15/2014       1,654,075
   8,677,000   ROGERS WIRELESS INCORPORATED                                       6.38      03/01/2014       9,569,551
   3,295,000   TELEFONICA EMISIONES SAU<<                                         5.98      06/20/2011       3,508,585
   1,905,000   THOMSON REUTERS CORPORATION                                        5.95      07/15/2013       2,051,607
   3,470,000   WESTFIELD GROUP++                                                  5.40      10/01/2012       3,546,090
TOTAL FOREIGN CORPORATE BONDS (COST $102,384,170)                                                          109,136,803
                                                                                                         -------------
FOREIGN GOVERNMENT BONDS@: 2.21%
   4,835,000   BRAZILIAN GOVERNMENT INTERNATIONAL BOND                            7.13      01/20/2037       5,342,675
   4,860,000   EXPORT-IMPORT BANK OF KOREA                                        5.88      01/14/2015       5,052,942
   3,000,000   EXPORT-IMPORT BANK OF KOREA EIBKOR                                 5.50      10/17/2012       3,101,673
  12,960,000   PROVINCE OF ONTARIO CANADA                                         4.10      06/16/2014      13,608,428
  10,220,000   REPUBLIC OF KOREA                                                  7.13      04/16/2019      11,552,167
   6,630,000   REPUBLIC OF POLAND                                                 6.38      07/15/2019       7,113,141
   4,035,000   REPUBLIC OF SOUTH AFRICA                                           6.88      05/27/2019       4,332,581
TOTAL FOREIGN GOVERNMENT BONDS (COST $47,408,136)                                                           50,103,607
                                                                                                         -------------

MUNICIPAL BONDS & NOTES: 0.14%

TEXAS: 0.14%
   3,030,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)        6.72      01/01/2049       3,262,431
                                                                                                         -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,030,000)                                                              3,262,431
                                                                                                         -------------

US TREASURY SECURITIES: 16.75%

US TREASURY BONDS: 3.00%
   1,434,000   US TREASURY BOND<<                                                 8.88      02/15/2019       2,057,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
US TREASURY BONDS (continued)
$  2,950,000   US TREASURY BOND<<                                                 7.13%     02/15/2023   $   3,907,830
  10,724,000   US TREASURY BOND<<                                                 6.25      05/15/2030      13,844,019
  15,950,000   US TREASURY BOND<<                                                 5.38      02/15/2031      18,659,012
  11,250,000   US TREASURY BOND<<                                                 3.50      02/15/2039       9,938,678
  11,789,000   US TREASURY BOND                                                   4.25      05/15/2039      11,919,787
   7,103,000   US TREASURY BOND                                                   4.50      08/15/2039       7,485,894
                                                                                                            67,813,010
                                                                                                         -------------
US TREASURY NOTES: 13.75%
   2,681,000   US TREASURY NOTE<<                                                 0.88      05/31/2011       2,683,619
   4,084,000   US TREASURY NOTE<<                                                 1.00      07/31/2011       4,089,742
     470,000   US TREASURY NOTE<<                                                 1.50      07/15/2012         470,918
   1,438,000   US TREASURY NOTE<<                                                 1.75      08/15/2012       1,449,347
   1,900,000   US TREASURY NOTE<<                                                 1.88      04/30/2014       1,866,898
  55,478,000   US TREASURY NOTE<<                                                 2.63      06/30/2014      56,201,821
  87,816,000   US TREASURY NOTE<<                                                 2.63      07/31/2014      88,858,815
   7,459,000   US TREASURY NOTE                                                   2.38      08/31/2014       7,453,756
  26,035,000   US TREASURY NOTE<<                                                 2.75      02/15/2019      24,645,798
 118,715,000   US TREASURY NOTE<<                                                 3.13      05/15/2019     115,895,519
   7,381,000   US TREASURY NOTE<<                                                 3.63      08/15/2019       7,519,394
                                                                                                           311,135,627
                                                                                                         -------------
TOTAL US TREASURY SECURITIES (COST $375,381,728)                                                           378,948,637
                                                                                                         -------------

SHARES
------
COLLATERAL FOR SECURITIES LENDING: 16.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.94%
  16,644,392   AIM STIT-LIQUID ASSETS PORTFOLIO                                                             16,644,392
  16,644,392   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                 16,644,392
  16,644,392   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                   16,644,392
  16,644,392   DWS MONEY MARKET SERIES INSTITUTIONAL                                                        16,644,392
                                                                                                            66,577,568
                                                                                                         -------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 13.15%
$  6,220,632   ABN AMRO BANK NV (CHICAGO)                                         0.26      09/18/2009       6,220,632
   6,531,663   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.45      09/08/2009       6,531,092
   5,043,755   AMSTEL FUNDING CORPORATION++(p)                                    1.78      09/22/2009       5,038,518
   4,203,129   ANTALIS US FUNDING CORPORATION++(p)                                0.28      09/08/2009       4,202,901
   2,521,878   ANTALIS US FUNDING CORPORATION++(p)                                0.27      09/30/2009       2,521,329
   1,479,502   ARABELLA FINANCE LLC++(p)                                          0.40      09/01/2009       1,479,502
     504,376   ARABELLA FINANCE LLC++(p)                                          0.71      09/04/2009         504,346
  11,432,512   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,432,582)         0.22      09/01/2009      11,432,512
   2,900,159   BANK OF IRELAND                                                    0.35      09/01/2009       2,900,159
   3,530,629   BANK OF IRELAND                                                    0.60      09/04/2009       3,530,629
   7,683,321   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
               $7,683,368)                                                        0.22      09/01/2009       7,683,321
   6,682,976   BNP PARIBAS (PARIS)                                                0.19      09/01/2009       6,682,976
   5,884,381   BRYANT BANK FUNDING LLC++(p)                                       0.25      09/02/2009       5,884,340
     184,938   CALCASIEU PARISH LA+/-ss                                           0.50      12/01/2027         184,938
   5,211,880   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.14      11/01/2026       5,211,880
     538,001   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.45      06/01/2028         538,001
   2,521,878   CALYON (NEW YORK)                                                  0.40      09/03/2009       2,521,903
   1,277,751   CALYON (NEW YORK)                                                  3.33      09/10/2009       1,278,723
   6,052,506   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.30      09/08/2009       6,052,153
   2,470,261   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00      02/25/2008          40,759

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    445,952   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.50%     10/01/2038   $     445,952
     840,626   COOK COUNTY il+/-ss                                                0.70      11/01/2030         840,626
  15,173,297   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $15,173,390)                                                       0.22      09/01/2009      15,173,297
   7,607,664   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $7,607,713)                                                        0.23      09/01/2009       7,607,664
   6,893,132   DANSKE BANK A/S COPENHAGEN                                         0.22      09/02/2009       6,893,132
   2,858,128   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.80      12/15/2037       2,858,128
   5,800,319   DEXIA BANK (GRAND CAYMAN)                                          0.21      09/01/2009       5,800,319
     630,469   DEXIA DELAWARE LLC                                                 0.26      09/01/2009         630,469
   6,725,007   EKSPORTFINANS ASA++                                                0.23      09/14/2009       6,724,448
   4,203,129   ERASMUS CAPITAL CORPORATION++(p)                                   0.28      09/10/2009       4,202,835
   2,564,581   FAIRWAY FINANCE CORPORATION++(p)                                   0.22      09/16/2009       2,564,346
   5,884,381   GDF SUEZ++                                                         0.22      09/21/2009       5,883,662
   5,914,644   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,914,680)             0.22      09/01/2009       5,914,644
   2,521,878   GOTHAM FUNDING CORPORATION++(p)                                    0.23      09/14/2009       2,521,668
   4,933,574   GRYPHON FUNDING LIMITED(a)(i)                                      0.00      08/23/2010       1,524,474
     277,407   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.65      11/01/2042         277,407
   1,361,814   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.30      05/15/2034       1,361,814
     480,838   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.35      07/01/2029         480,838
     336,250   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.37      01/01/2018         336,250
   4,623,442   INTESA SANPAOLO SPA                                                0.35      09/10/2009       4,623,592
   1,849,377   IRISH LIFE & PERMANENT plc++                                       0.58      09/01/2009       1,849,377
   1,681,252   IRISH LIFE & PERMANENT plc++                                       0.58      09/03/2009       1,681,198
   1,008,751   IRISH LIFE & PERMANENT plc++                                       0.54      09/04/2009       1,008,706
   1,008,751   IRISH LIFE & PERMANENT plc++                                       0.54      09/08/2009       1,008,645
  15,173,297   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,173,390)            0.22      09/01/2009      15,173,297
     504,376   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.37      04/15/2025         504,376
   6,682,976   KBC BANK NV BRUSSELS                                               0.22      09/01/2009       6,682,976
   4,203,129   KOCH RESOURCES LLC++                                               0.24      09/02/2009       4,203,101
   2,521,878   KOCH RESOURCES LLC++                                               0.22      09/15/2009       2,521,662
   4,203,129   MASSACHUSETTS HEFA+/-ss                                            0.30      10/01/2034       4,203,129
     672,501   MISSISSIPPI STATE GO+/-ss                                          0.65      11/01/2028         672,501
     487,563   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.14      02/01/2036         487,563
  12,609,388   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               US TREASURY SECURITIES (MATURITY VALUE $12,609,458)                0.20      09/01/2009      12,609,388
   3,194,378   NATEXIS BANQUES POPULAIRES                                         0.24      09/01/2009       3,194,378
   1,555,158   NATEXIS BANQUES POPULAIRES                                         0.24      09/04/2009       1,555,127
     714,532   NATIONAL AUSTRALIA BANK+++/-                                       0.69      09/11/2009         714,628
   1,513,127   NATIXIS++                                                          0.24      09/02/2009       1,513,116
     336,250   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           1.80      01/01/2018         336,250
     822,973   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.34      01/01/2034         822,973
   6,725,007   RANGER FUNDING CORPORATION++(p)                                    0.22      09/21/2009       6,724,185
     239,747   REGENCY MARKETS #1 LLC++(p)                                        0.23      09/15/2009         239,725
   6,388,757   REGENCY MARKETS #1 LLC++(p)                                        0.25      09/17/2009       6,388,047
   1,513,127   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.30      09/03/2009       1,513,101
   1,513,127   RHEIN-MAIN SECURITIZATION LIMITED++(p)                             0.40      09/10/2009       1,512,975
   4,203,129   ROYAL BANK OF SCOTLAND CT                                          0.27      09/14/2009       4,203,129
   5,884,381   SCALDIS CAPITAL LIMITED++(p)                                       0.31      09/16/2009       5,883,621
   2,521,878   SOCIETE GENERALE BANNON LLC                                        0.24      09/15/2009       2,521,878
   4,203,129   SOCIETE GENERALE NORTH AMERICA                                     0.24      09/10/2009       4,202,877
   6,725,007   SOLITAIRE FUNDING LLC++(p)                                         0.29      09/17/2009       6,724,140
   5,043,755   STARBIRD FUNDING CORPORATION(p)                                    0.20      09/03/2009       5,043,699
   1,681,252   STARBIRD FUNDING CORPORATION(p)                                    0.25      09/03/2009       1,681,228
   2,521,878   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.26      09/10/2009       2,521,714
     504,376   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.25      09/11/2009         504,341
   6,725,007   TULIP FUNDING CORPORATION++(p)                                     0.25      09/18/2009       6,724,213
   1,109,626   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.16      07/01/2032       1,109,626
   1,513,127   UBS AG (STAMFORD CT)                                               3.41      09/08/2009       1,514,055
   5,884,381   UNICREDITO ITALIANO (NEW YORK)                                     0.32      09/08/2009       5,884,381
     504,376   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.34      12/15/2040         504,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                              INTEREST
PRINCIPAL      SECURITY NAME                                                    RATE     MATURITY DATE       VALUE
---------      ------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    672,501   VERSAILLES CDS LLC++(p)                                            0.50%     09/01/2009   $     672,501
     672,501   VERSAILLES CDS LLC++(p)                                            0.50      09/02/2009         672,491
     672,501   VERSAILLES CDS LLC++(p)                                            0.45      09/03/2009         672,484
     336,250   VERSAILLES CDS LLC++(p)                                            0.45      09/04/2009         336,238
   4,149,038   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.28      05/02/2008       1,908,557
   4,164,113   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.25      08/07/2008       1,915,492
   6,568,000   VICTORIA FUNDING LLC+++/-####(a)(i)                                0.35      04/30/2008       3,021,280
   4,959,693   WESTPAC SECURITIES NZ LIMITED++                                    0.22      09/14/2009       4,959,300
                                                                                                           297,408,224
                                                                                                         -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $371,363,844)                                                363,985,792
                                                                                                         -------------

SHARES                                                                          YIELD
------                                                                        --------
SHORT-TERM INVESTMENTS: 5.27%
 119,196,067   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                     0.22                      119,196,067
                                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS (COST $119,196,067)                                                            119,196,067
                                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,849,982,881)*                                               129.08%                             $2,920,539,881
OTHER ASSETS AND LIABILITIES, NET                                    (29.08)                               (658,018,991)
                                                                     ------                              --------------
TOTAL NET ASSETS                                                     100.00%                             $2,262,520,890
                                                                                                         --------------

                                                                              INTEREST
PRINCIPAL                                                                       RATE
------------                                                                  --------
SCHEDULE TBA SALE COMMITMENTS: (4.07%)

FEDERAL HOME LOAN MORTGAGE CORPORATION: (1.47%)
$(32,000,000)  FHLMC%%                                                            5.00      09/01/2024     (33,320,000)
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.60%)
 (25,200,000)  FNMA%%                                                             5.50      10/01/2020     (26,436,362)
 (16,500,000)  FNMA%%                                                             5.00      09/01/2034     (16,933,125)
  (2,000,000)  FNMA%%                                                             5.50      09/01/2024      (2,104,376)
 (12,500,000)  FNMA%%                                                             6.00      10/01/2022     (13,246,100)
                                                                                                           (58,719,963)
                                                                                                         -------------
TBA SALE COMMITMENTS (PROCEEDS RECEIVED ($91,349,883))                                                     (92,039,963)
                                                                                                         -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $10,073,090.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $119,196,067.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,861,188,997 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 83,129,300
GROSS UNREALIZED DEPRECIATION                 (23,778,416)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 59,350,884

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus fair amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                              SIGNIFICANT
                                                                 OTHER        SIGNIFICANT     TOTAL FAIR
                                                QUOTED        OBSERVABLE     UNOBSERVABLE        VALUE
                                                PRICES          INPUTS          INPUTS           AS OF
INVESTMENTS IN SECURITIES*                     (LEVEL 1)       (LEVEL 2)       (LEVEL 3)       8/31/2009
--------------------------                   ------------   --------------   ------------   --------------
INFLATION PROTECTED BOND PORTFOLIO
   CORPORATE DEBT SECURITIES                 $          0   $   39,140,063   $  1,341,454   $   40,481,517
   DEBT SECURITIES ISSUED BY US TREASURY
      AND US GOVERNMENT AGENCIES                        0      153,855,971              0      153,855,971
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0        4,311,853              0        4,311,853
   REGISTERED INVESTMENT COMPANIES             16,385,876                0              0       16,385,876
   SHORT-TERM INVESTMENTS                               0       15,392,009              0       15,392,009
                                             ------------   --------------   ------------   --------------
                                             $ 16,385,876   $  212,699,896   $  1,341,454   $  230,427,226
                                             ------------   --------------   ------------   --------------
MANAGED FIXED INCOME PORTFOLIO
   ASSET-BACKED SECURITIES                   $          0   $   29,434,445   $  4,037,860   $   33,472,305
   COLLATERALIZED MORTGAGE OBLIGATIONS                  0       90,474,476      4,575,481       95,049,957
   MORTGAGE-BACKED SECURITIES                           0       57,098,230     16,824,348       73,922,578
   CORPORATE DEBT SECURITIES                            0      190,363,555      1,745,289      192,108,844
   DEBT SECURITIES ISSUED BY FOREIGN
      GOVERMENTS                                        0       10,014,699              0       10,014,699
   DEBT SECURITIES ISSUED BY US TREASURY
      AND US GOVERNMENT AGENCIES                        0       61,777,396              0       61,777,396
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0       60,523,608      4,864,517       65,388,125
   REGISTERED INVESTMENT COMPANIES             52,855,894                0              0       52,855,894
   SHORT-TERM INVESTMENTS                               0       13,744,429              0       13,744,429
                                             ------------   --------------   ------------   --------------
                                             $ 52,855,894   $  513,430,838   $ 32,047,495   $  598,334,227
                                             ------------   --------------   ------------   --------------
STABLE INCOME PORTFOLIO
   ASSET-BACKED SECURITIES                   $          0   $   53,773,888   $ 16,150,399   $   69,924,287
   COLLATERALIZED MORTGAGE OBLIGATIONS                  0       89,827,192      1,603,952   $   91,431,144
   MORTGAGE-BACKED SECURITIES                           0       84,020,270              0       84,020,270
   CORPORATE DEBT SECURITIES                            0       49,710,551        625,593       50,336,144
   DEBT SECURITIES ISSUED BY FOREIGN
      GOVERMENTS                                        0        3,291,167              0        3,291,167
   DEBT SECURITIES ISSUED BY US TREASURY
      AND US GOVERNMENT AGENCIES                        0                0      1,849,052        1,849,052
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0       17,377,199              0       17,377,199
   REGISTERED INVESTMENT COMPANIES             77,801,675                0              0       77,801,675
   SHORT-TERM INVESTMENTS                               0        1,695,437              0        1,695,437
                                             ------------   --------------   ------------   --------------
                                             $ 77,801,675   $  299,695,704   $ 20,228,996   $  397,726,375
                                             ------------   --------------   ------------   --------------
TOTAL RETURN BOND PORTFOLIO
   ASSET-BACKED SECURITIES                   $          0   $  129,128,964   $          0   $  129,128,964
   COLLATERALIZED MORTGAGE OBLIGATIONS                  0      476,169,223      7,454,226      483,623,449
   MORTGAGE-BACKED SECURITIES                           0      903,816,412      8,039,397      911,855,809
   CORPORATE DEBT SECURITIES                            0      672,662,036      8,410,562      681,072,598
   DEBT SECURITIES ISSUED BY FOREIGN
      GOVERMENTS                                        0       50,103,607              0       50,103,607
   DEBT SECURITIES ISSUED BY US TREASURY
      AND US GOVERNMENT AGENCIES                        0      378,948,637              0      378,948,637
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0       24,439,059              0       24,439,059
   REGISTERED INVESTMENT COMPANIES            185,773,635                0                     185,773,635
   SHORT-TERM INVESTMENTS                               0       75,594,123              0       75,594,123
                                             ------------   --------------   ------------   --------------
                                             $185,773,635   $2,710,862,061   $ 23,904,185   $2,920,539,881
                                             ============   ==============   ============   ==============

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                             SIGNIFICANT
                                                OTHER       SIGNIFICANT
                                   QUOTED     OBSERVABLE   UNOBSERVABLE   TOTAL UNREALIZED
                                   PRICES       INPUTS        INPUTS       APPRECIATION /
                                 (LEVEL 1)    (LEVEL 2)      (LEVEL 3)     (DEPRECIATION)
                                 ---------   -----------   ------------   ----------------
MANAGED FIXED INCOME PORTFOLIO    $22,563      $      0         $0            $ 22,563
TOTAL RETURN BOND PORTFOLIO             0       117,743          0             117,743

* Other financial instruments may include: futures, options, forwards, sale commitments, and swaps.

The following is a summary of the inputs used as of August 31, 2009 in valuing Portfolio's liabilities carried at fair value:

                                             SIGNIFICANT
                                                OTHER       SIGNIFICANT
                                   QUOTED     OBSERVABLE   UNOBSERVABLE    FAIR VALUE
                                   PRICES       INPUTS        INPUTS         AS OF
                                 (LEVEL 1)    (LEVEL 2)      (LEVEL 3)     08/31/2009
                                 ---------   -----------   ------------   -----------
TOTAL RETURN BOND PORTFOLIO          $0      $92,039,963        $0        $92,039,963

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                         MANAGED                      TOTAL
                                                           INFLATION      FIXED         STABLE        RETURN
                                                           PROTECTED      INCOME        INCOME         BOND
                                                          BOND PORT.    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                          ----------   -----------   -----------   -----------
BALANCE AS OF 5/31/2009                                   $1,296,489   $16,754,682   $19,423,449   $24,281,045
Corporate debt securities:
   Accrued discounts (premiums)                                    0             0             0             0
   Realized gain (loss)                                            0             0             0             0
   Net change in unrealized appreciation (depreciation)      162,154       238,686        75,621     1,016,664
   Net purchases (sales)                                    (117,189)     (230,426)      (54,650)     (734,753)
   Transfer in (out) of Level 3                                    0      (997,300)            0             0
Asset-Backed Securities
   Accrued discounts (premiums)                                    0          (493)       73,204             0
   Realized gain (loss)                                            0             0           (52)            0
   Net change in unrealized appreciation (depreciation)            0        (6,737)      212,415             0
   Net purchases (sales)                                           0             0      (371,788)            0
   Transfer in (out) of Level 3                                    0             0             0             0
Collateralized Mortgage Obligations
   Accrued discounts (premiums)                                    0           (34)           (8)       (1,986)
   Realized gain (loss)                                            0          (124)          (31)            0
   Net change in unrealized appreciation (depreciation)            0       223,415         8,580       339,038
   Net purchases (sales)                                           0      (153,195)      (53,977)    3,789,464
   Transfer in (out) of Level 3                                    0     3,818,380       991,334             0
Mortgage Backed Securities
   Accrued discounts (premiums)                                    0        (1,105)            0        (3,804)
   Realized gain (loss)                                            0           (20)            0       (11,743)
   Net change in unrealized appreciation (depreciation)            0      (199,716)            0       802,606
   Net purchases (sales)                                           0    17,025,190             0      (293,647)
   Transfer in (out) of Level 3                                    0    (3,087,300)            0    (5,278,699)
Debt securities issued by the U.S. Treasury and U.S.
   government agencies
   Accrued discounts (premiums)                                    0             0           (27)            0
   Realized gain (loss)                                            0             0           (26)            0
   Net change in unrealized appreciation (depreciation)            0             0       (12,156)            0
   Net purchases (sales)                                           0             0       (62,892)            0
   Transfer in (out) of Level 3                                    0             0             0             0
Debt securities issued by states in the U.S. and its
   political subdivisions
   Accrued discounts (premiums)                                    0            29             0             0
   Realized gain (loss)                                            0           259             0             0
   Net change in unrealized appreciation (depreciation)            0      (101,343)            0             0
   Net purchases (sales)                                           0    (1,235,353)            0             0
   Transfer in (out) of Level 3                                    0             0             0             0
BALANCE AS OF 8/31/2009                                   $1,341,454   $32,047,495   $20,228,996   $23,904,185

                                                                         MANAGED                      TOTAL
                                                           INFLATION      FIXED         STABLE        RETURN
                                                           PROTECTED      INCOME        INCOME         BOND
                                                          BOND PORT.    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                          ----------   -----------   -----------   -----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting
   period                                                  $312,036      $(3,593)      $133,218      $124,981

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the

Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At August 31, 2009, the following Fund held futures contracts:

                                                                                         NET UNREALIZED
                                                                             NOMINAL      APPRECIATION
PORTFOLIO                        CONTRACTS      TYPE     EXPIRATION DATE      AMOUNT     (DEPRECIATION)
---------                        ---------   ---------   ---------------   -----------   --------------
Managed Fixed Income Portfolio    152 Long   US-T Bond    December 2009    $18,179,438        $ 22,563

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended August 31, 2009.

CREDIT DEFAULT SWAPS

The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Funds may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Funds are subject to investment exposure on the notional amount of the swap and have assumed the risk of default of the underlying security or index. As the buyer of protection, the Funds could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Funds as seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Funds' maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Funds provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

At August 31, 2009 the following Fund had open credit default swap contracts:

Credit default swaps on debt obligations - Buy protection

                                                                            Fixed
                                                  Rating of               Payments  Frequency                Upfront
                                                  Reference                Made by      of                   Premium   Unrealized
                       Counter-  Reference Debt      Debt      Notional      the     Payments    Market       Paid/       Gain/
Portfolio  Expiration    party     Obligation    Obligation*    Amount      Fund       Made       Value    (Received)    (Loss)
---------  ----------  --------  --------------  -----------  ----------  --------  ---------  ----------  ----------  ----------
Total      3/20/2014   Bank of   McDonald's
Return                 America   Corporation,
Bond                             4.125%,
Portfolio                        06/01/2013**         A3      $2,500,000   $ 3,750  Quarterly  $2,457,200   $      0   $(42,800)
           3/20/2014   Barclays  YUM! Brands
                       Capital   Incorporated,
                                 6.25%,
                                 03/15/2018**        Baa3      2,500,000     6,750  Quarterly   2,456,823          0    (43,177)
           3/20/2014   JPMorgan  CenturyTel
                       Chase     Incorporated,
                                 6%,
                                 04/01/2017**        Baa3      5,000,000    14,125  Quarterly   4,908,100          0    (91,899)
           9/20/2014   Barclays  CenturyTel
                       Capital   Incorporated,
                                 6%,
                                 04/01/2017**        Baa3      5,000,000    12,500  Quarterly   5,063,605      7,958     68,115
           9/20/2014   Morgan    Sara Lee,
                       Stanley   6.125%,
                                 11/01/32**          Baa1      5,000,000    12,500  Quarterly   4,836,030    187,075     14,587

Credit default swaps on debt obligations - Sell protection

                                                                            Fixed
                                                  Rating of               Payments  Frequency                Upfront
                                                  Reference               Received      of                   Premium   Unrealized
                       Counter-  Reference Debt      Debt      Notional    by the    Payments    Market       Paid/       Gain/
Portfolio  Expiration    party     Obligation     Obligation    Amount      Fund     Received     Value    (Received)    (Loss)
---------  ----------  --------  --------------  -----------  ----------  --------  ---------  ----------  ----------  ----------
Total      3/20/2014   Bank of   Verizon
Return                 America   Corporation,
Bond                             7.375%,
Portfolio                        11/15/2013**         A2      $5,000,000   $12,656  Quarterly  $5,153,945    $    0     $153,943
           3/20/2014   Barclays  Wal-Mart
                       Capital   Stores
                                 Incorporated,
                                 5.875%,
                                 04/05/2027**        Aa2       5,000,000    12,250  Quarterly   5,112,975          0     112,975
           9/20/2014   Barclays  Embarq,
                       Capital   7.082%,
                                 06/01/2016**        Baa3      5,000,000    12,500  Quarterly   4,934,285     8,679      (54,001)

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

**   The Fund entered into the swap contract to gain and hedge credit exposure.

OTHER

     For more information regarding the Portfolios and their holdings, please see the Portfolios' most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: October 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: October 23, 2009